UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management Inc. One Lincoln St. Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Shareholder Report.

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Treasury Debt	71.1%
Treasury Repurchase Agreements	22.1
Other Assets in Excess of Liabilities	6.8
Total	100.0%

Maturity Ladder*	June 30, 2016
Overnight (1 Day)	22.1%
2 to 30 Days	32.0
31 to 60 Days	11.2
61 to 90 Days	8.9
Over 90 Days	19.0
Total	93.2%
Average days to maturity	19
Weighted average life	78

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 71.1%
U.S. Treasury Bill(a)	0.228%	07/21/2016	07/21/2016	$126,000,000	$125,983,442
U.S. Treasury Bill(a)	0.228%	08/04/2016	08/04/2016	30,000,000	29,993,618
U.S. Treasury Bill(a)	0.230%	08/11/2016	08/11/2016	35,000,000	34,990,547
U.S. Treasury Bill(a)	0.238%	07/14/2016	07/14/2016	62,000,000	61,994,905
U.S. Treasury Bill(a)	0.248%	07/07/2016	07/07/2016	175,000,000	174,993,960
U.S. Treasury Bill(a)	0.250%	07/28/2016	07/28/2016	107,000,000	106,980,206
U.S. Treasury Bill(a)	0.260%	09/29/2016	09/29/2016	35,000,000	34,977,250
U.S. Treasury Bill(a)	0.270%	09/15/2016	09/15/2016	35,000,000	34,980,050
U.S. Treasury Bill(a)	0.271%	09/22/2016	09/22/2016	35,000,000	34,978,182
U.S. Treasury Bill(a)	0.275%	08/18/2016	08/18/2016	50,000,000	49,981,667
U.S. Treasury Bill(a)	0.285%	09/08/2016	09/08/2016	25,000,000	24,986,344
U.S. Treasury Bill(a)	0.340%	09/01/2016	09/01/2016	35,000,000	34,979,506
U.S. Treasury Bill(a)	0.350%	08/25/2016	08/25/2016	40,000,000	39,978,611
U.S. Treasury Note(b)	0.313%	07/01/2016	10/31/2016	25,000,000	24,997,935
U.S. Treasury Note(b)	0.330%	07/01/2016	07/31/2016	10,000,000	10,000,104
U.S. Treasury Note(b)	0.334%	07/01/2016	04/30/2017	24,430,000	24,430,058
U.S. Treasury Note(b)	0.337%	07/01/2016	07/31/2017	59,000,000	58,982,185
U.S. Treasury Note(b)	0.344%	07/01/2016	01/31/2017	65,500,000	65,508,518
U.S. Treasury Note(b)	0.428%	07/01/2016	10/31/2017	37,000,000	36,973,205
U.S. Treasury Note(b)	0.450%	07/01/2016	04/30/2018	15,131,000	15,131,549
U.S. Treasury Note(b)	0.532%	07/01/2016	01/31/2018	18,500,000	18,540,594

TOTAL TREASURY DEBT					1,044,362,436

TREASURY REPURCHASE AGREEMENTS – 22.1%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 1.625% –2.500% due 06/30/2017 – 11/30/2021, valued at $51,000,010); expected proceeds $50,000,542	0.390%	07/01/2016	07/01/2016	50,000,000	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2018 – 01/15/2026, valued at $51,003,489); expected proceeds $50,000,500	0.360%	07/01/2016	07/01/2016	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 0.625% – 1.875% due 09/30/2017 – 08/31/2022, valued at $127,500,003); expected proceeds $125,001,389	0.400%	07/01/2016	07/01/2016	125,000,000	125,000,000

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bond, 4.500% due 02/15/2036, and U.S. Treasury Notes, 1.000% – 2.500% due 11/30/2017 – 02/15/2026, valued at $102,001,176); expected proceeds $100,001,056	0.380%	07/01/2016	07/01/2016	$100,000,000	$100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					325,000,000

TOTAL INVESTMENTS(c)(d) – 93.2%					1,369,362,436
Other Assets in Excess of Liabilities – 6.8%					100,305,453

NET ASSETS – 100.0%					$1,469,667,889

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$1,044,362,436
Repurchase agreements, at amortized cost	325,000,000

Total Investments	1,369,362,436
Cash	100,277,617
Dividends and interest receivable (Note 2)	171,876

Total assets	1,469,811,929
Liabilities
Advisory fee payable (Note 4)	65,874
Custodian fees payable (Note 4)	31,070
Professional fees payable	17,505
Printing fee payable	8,939
Accrued expenses and other liabilities	20,652

Total liabilities	144,040

Net Assets	$1,469,667,889

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$2,341,885

Expenses
Advisory fee (Note 4)	453,363
Administration and custody fees	112,594
Trustees’ fees and expenses (Note 5)	15,627
Professional fees	67,778
Printing expense	2,429
Insurance expense	6,248
Miscellaneous expenses	37,120

Total expenses	695,159

Net Investment Income (Loss)	1,646,726

Net Increase (Decrease) in Net Assets from Operations	$1,646,726

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,646,726	$(248,077)
Net realized gain (loss)	–	695

Net increase (decrease) in net assets resulting from operations	1,646,726	(247,382)

Capital Transactions:
Contributions	2,421,955,579	8,379,100,091
Withdrawals	(2,698,748,218)	(9,399,568,878)

Net Increase (Decrease) in Net Assets from Capital Transactions	(276,792,639)	(1,020,468,787)

Net Increase (Decrease) in Net Assets during the Period	(275,145,913)	(1,020,716,169)

Net Assets at Beginning of Period	1,744,813,802	2,765,529,971

Net Assets at End of Period	$1,469,667,889	$1,744,813,802

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12	Year Ended 12/31/11
Total Return(a)	0.10%		(0.01)%	(0.02)%	0.00	%(b)	0.06%	0.00	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,469,668		$1,744,814	$2,765,530	$2,753,017		$2,298,541	$1,361,158
Ratios to average net assets:
Total expenses	0.08	%(c)	0.07%	0.07%	0.07%		0.08%	0.08%
Net expenses	0.08	%(c)	0.07%	0.07%	0.07%		0.08%	0.08%
Net investment income (loss)	0.18	%(c)	(0.01)%	(0.02)%	0.00	%(b)	0.06%	(0.01	)%(d)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Amount is less than 0.005% per share.

(c)	Annualized.

(d)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

7

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street Treasury Plus Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

8

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

9

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Portfolio had invested in repurchase agreements with the gross values of $325,000,000 and associated collateral equal to at least $331,504,678, though the value may be greater.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

10

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to

11

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA U.S. Treasury Money Market Fund, a series of SSGA Funds, will merge with and into the State Street Institutional Treasury Plus Money Market Fund, a series of State Street Institutional Investment Trust, and a feeder fund of State Street Treasury Plus Money Market Portfolio, a series of State Street Master Trust, as set forth below effective August 26, 2016:

Selling Fund (Acquired Fund)	Buying Fund (Acquiring Fund)	Acquiring Master Portfolio
SSGA U.S. Treasury Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Plus Money Market Portfolio

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

12

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information

June 30, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.08%	$1,001.00	$0.40	$1,024.50	$0.40

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

13

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange

Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

14

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

15

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

16

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

17

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

18

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over

19

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

20

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRPLMMSAR IBG-20874

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street Treasury Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	June 30, 2016
2 to 30 Days	47.8%
31 to 60 Days	21.0
61 to 90 Days	11.8
Over 90 Days	19.4
Total	100.0%
Average days to maturity	30
Weighted average life	80

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.220%	07/07/2016	07/07/2016	$1,513,174,000	$1,513,122,577
U.S. Treasury Bill(a)	0.228%	07/21/2016	07/21/2016	1,527,563,000	1,527,365,078
U.S. Treasury Bill(a)	0.228%	08/04/2016	08/04/2016	616,000,000	615,845,590
U.S. Treasury Bill(a)	0.230%	08/11/2016	08/11/2016	775,000,000	774,780,103
U.S. Treasury Bill(a)	0.238%	07/14/2016	07/14/2016	1,337,163,000	1,337,053,423
U.S. Treasury Bill(a)	0.250%	07/28/2016	07/28/2016	1,456,500,000	1,456,243,648
U.S. Treasury Bill(a)	0.260%	09/29/2016	09/29/2016	400,000,000	399,740,000
U.S. Treasury Bill(a)	0.270%	09/15/2016	09/15/2016	395,000,000	394,774,850
U.S. Treasury Bill(a)	0.271%	09/22/2016	09/22/2016	485,000,000	484,697,516
U.S. Treasury Bill(a)	0.275%	08/18/2016	08/18/2016	551,000,000	550,797,317
U.S. Treasury Bill(a)	0.285%	09/08/2016	09/08/2016	304,000,000	303,833,940
U.S. Treasury Bill(a)	0.340%	09/01/2016	09/01/2016	275,000,000	274,838,972
U.S. Treasury Bill(a)	0.350%	08/25/2016	08/25/2016	428,000,000	427,781,833
U.S. Treasury Note(a)	0.247%	07/31/2016	07/31/2016	150,000,000	150,154,644
U.S. Treasury Note(a)	0.283%	07/15/2016	07/15/2016	97,000,000	97,012,726
U.S. Treasury Note(b)	0.313%	07/01/2016	10/31/2016	280,000,000	279,984,679
U.S. Treasury Note(a)	0.315%	09/30/2016	09/30/2016	100,000,000	100,169,945
U.S. Treasury Note(b)	0.330%	07/01/2016	07/31/2016	80,000,000	80,000,833
U.S. Treasury Note(b)	0.334%	07/01/2016	04/30/2017	184,900,000	184,900,425
U.S. Treasury Note(b)	0.337%	07/01/2016	07/31/2017	358,500,000	358,392,547
U.S. Treasury Note(b)	0.344%	07/01/2016	01/31/2017	650,000,000	650,059,689
U.S. Treasury Note(b)	0.428%	07/01/2016	10/31/2017	180,500,000	180,439,275
U.S. Treasury Note(b)	0.450%	07/01/2016	04/30/2018	125,820,000	125,824,575
U.S. Treasury Note(b)	0.532%	07/01/2016	01/31/2018	126,000,000	126,276,482

TOTAL INVESTMENTS(c)(d) – 100.0%					12,394,090,667
Other Assets in Excess of Liabilities – 0.0%(e)					1,972,447

NET ASSETS – 100.0%					$12,396,063,114

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$12,394,090,667
Cash	270
Interest receivable (Note 2)	2,777,564

Total assets	12,396,868,501
Liabilities
Advisory fee payable (Note 5)	499,440
Custodian fees payable (Note 3)	260,873
Professional fees payable	17,505
Printing fee payable	4,330
Accrued expenses and other liabilities	23,239

Total liabilities	805,387

Net Assets	$12,396,063,114

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$16,456,970

Expenses
Advisory fee (Note 3)	3,022,181
Administration and custody fees	683,120
Trustees’ fees and expenses (Note 4)	102,466
Professional fees	78,681
Printing expense	2,578
Insurance expense	14,608
Miscellaneous expenses	32,580

Total expenses	3,936,214

Net Investment Income (Loss)	12,520,756

Realized Gain (Loss):
Net realized gain (loss) on:
Investment transactions	98,715

Net Increase (Decrease) in Net Assets from Operations	$12,619,471

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Treasury Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$12,520,756	$(3,202,509)
Net realized gain (loss)	98,715	119,782

Net increase (decrease) in net assets resulting from operations	12,619,471	(3,082,727)

Capital Transactions:
Contributions	13,100,243,576	26,921,306,751
Withdrawals	(12,553,927,593)	(25,328,556,655)

Net increase (decrease) in net assets from capital transactions	546,315,983	1,592,750,096

Net increase (decrease) in net assets during the period	558,935,454	1,589,667,369

Net assets at beginning of period	11,837,127,660	10,247,460,291

Net Assets at End of Period	$12,396,063,114	$11,837,127,660

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Treasury Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12	Year Ended 12/31/11
Total return(a)	0.10%		(0.04)%	(0.02)%	0.00	%(b)	0.02%	(0.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,396,063		$11,837,128	$10,247,460	$14,558,022		$12,712,060	$12,094,364
Ratios to average net assets:
Total expenses	0.07	%(c)	0.07%	0.07%	0.07%		0.07%	0.07%
Net expenses	0.07	%(c)	0.07%	0.07%	0.07%		0.07%	0.07%
Net investment income (loss)	0.21	%(c)	(0.03)%	(0.02)%	0.00	%(b)	0.02%	(0.03	)%(d)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Amount is less than 0.005% per share.

(c)	Annualized.

(d)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street Treasury Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

7

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

8

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken

9

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,001.00	$0.35	$1,024.50	$0.35

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

11

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

12

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations In Approving Continuation Of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

13

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

14

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

15

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

16

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

17

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

18

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITTRMMSAR IBG-20876

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street U.S. Government Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Government Agency Debt	58.0%
Treasury Debt	9.7
Treasury Repurchase Agreements	20.7
Government Agency Repurchase Agreements	4.2
Other Assets in Excess of Liabilities	7.4
Total	100.0%

Maturity Ladder*	June 30, 2016
Overnight (1 Day)	22.0%
2 to 30 Days	22.1
31 to 60 Days	9.5
61 to 90 Days	11.0
Over 90 Days	28.0
Total	92.6%
Average days to maturity	28
Weighted average life	98

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 58.0%
Federal Farm Credit Bank(a)	0.358%	09/30/2016	09/30/2016	$20,500,000	$20,481,863
Federal Farm Credit Bank(a)	0.368%	10/07/2016	10/07/2016	25,600,000	25,574,912
Federal Farm Credit Bank(b)	0.443%	07/26/2016	10/26/2016	79,500,000	79,500,000
Federal Farm Credit Bank(b)	0.530%	07/07/2016	11/07/2017	130,000,000	129,992,907
Federal Farm Credit Bank(b)	0.447%	07/15/2016	05/15/2017	134,750,000	134,745,359
Federal Farm Credit Bank(b)	0.436%	07/11/2016	09/09/2016	47,600,000	47,600,131
Federal Farm Credit Bank(b)	0.493%	07/27/2016	04/27/2017	100,000,000	99,994,185
Federal Home Loan Bank(a)	0.526%	07/27/2016	07/27/2016	225,000,000	224,934,188
Federal Home Loan Bank(a)	0.282%	07/01/2016	07/01/2016	125,000,000	125,000,000
Federal Home Loan Bank(a)	0.339%	08/05/2016	08/05/2016	125,000,000	124,959,774
Federal Home Loan Bank(a)	0.348%	07/06/2016	07/06/2016	253,000,000	252,987,912
Federal Home Loan Bank(a)	0.348%	07/08/2016	07/08/2016	152,000,000	151,989,833
Federal Home Loan Bank(a)	0.349%	07/20/2016	07/20/2016	253,000,000	252,953,141
Federal Home Loan Bank(a)	0.349%	07/22/2016	07/22/2016	265,000,000	264,946,377
Federal Home Loan Bank(a)	0.384%	09/28/2016	09/28/2016	148,000,000	147,862,792
Federal Home Loan Bank(a)	0.389%	09/30/2016	09/30/2016	137,000,000	136,868,404
Federal Home Loan Bank(a)	0.397%	07/08/2016	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(a)	0.399%	09/27/2016	09/27/2016	54,500,000	54,448,043
Federal Home Loan Bank(a)	0.410%	09/21/2016	09/21/2016	250,000,000	249,766,528
Federal Home Loan Bank(b)	0.453%	07/18/2016	05/18/2017	127,700,000	127,700,000
Federal Home Loan Bank(a)	0.463%	08/26/2016	08/26/2016	25,000,000	24,982,422
Federal Home Loan Bank(a)	0.470%	08/24/2016	08/24/2016	50,000,000	49,965,575
Federal Home Loan Bank(a)	0.471%	09/02/2016	09/02/2016	75,000,000	74,939,625
Federal Home Loan Bank(a)	0.477%	08/31/2016	08/31/2016	75,000,000	74,940,779
Federal Home Loan Bank(b)	0.527%	09/29/2016	06/29/2017	323,350,000	323,350,000
Federal Home Loan Bank(b)	0.534%	07/20/2016	04/20/2017	121,600,000	121,600,000
Federal Home Loan Bank(b)	0.537%	09/20/2016	06/20/2017	24,500,000	24,498,667
Federal Home Loan Bank(a)	0.558%	07/13/2016	07/13/2016	178,200,000	178,177,648
Federal Home Loan Bank(a)	0.570%	07/15/2016	07/15/2016	133,400,000	133,371,411
Federal Home Loan Bank(b)	0.573%	09/08/2016	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank(b)	0.584%	07/11/2016	01/11/2017	127,900,000	127,900,000
Federal Home Loan Bank(b)	0.587%	08/08/2016	08/08/2017	208,000,000	208,000,000
Federal Home Loan Bank(a)	0.392%	07/15/2016	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.461%	07/23/2016	05/23/2017	69,400,000	69,400,000
Federal Home Loan Bank(b)	0.483%	07/04/2016	05/04/2017	188,300,000	188,300,000
Federal Home Loan Bank(b)	0.558%	08/01/2016	11/01/2017	42,000,000	42,000,000
Federal Home Loan Bank(b)	0.568%	08/12/2016	02/10/2017	234,000,000	233,992,800
Federal Home Loan Bank(b)	0.572%	08/08/2016	02/08/2017	30,000,000	29,999,090

See accompanying notes to financial statements.

2

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(b)	0.611%	09/14/2016	06/14/2017	$251,000,000	$251,000,000
Federal Home Loan Bank(b)	0.443%	07/25/2016	10/25/2016	48,600,000	48,600,000
Federal Home Loan Bank(b)	0.462%	08/09/2016	02/09/2017	175,000,000	175,000,000
Federal Home Loan Bank(b)	0.585%	07/13/2016	01/13/2017	125,700,000	125,700,000
Federal Home Loan Bank(b)	0.572%	08/08/2016	02/08/2017	46,800,000	46,798,581
Federal Home Loan Bank(b)	0.438%	07/20/2016	09/20/2016	119,100,000	119,100,000
Federal Home Loan Bank(b)	0.392%	07/12/2016	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.581%	07/10/2016	07/10/2017	144,000,000	143,996,357
Federal Home Loan Mortgage Corp.(a)	0.258%	07/01/2016	07/01/2016	80,500,000	80,500,000
Federal Home Loan Mortgage Corp.(a)	0.260%	08/08/2016	08/08/2016	122,500,000	122,467,156
Federal Home Loan Mortgage Corp.(a)	0.264%	07/22/2016	07/22/2016	66,900,000	66,889,854
Federal Home Loan Mortgage Corp.(a)	0.266%	08/03/2016	08/03/2016	190,000,000	189,954,854
Federal Home Loan Mortgage Corp.(a)	0.298%	09/14/2016	09/14/2016	167,750,000	167,648,651
Federal Home Loan Mortgage Corp.(a)	0.304%	07/13/2016	07/13/2016	31,700,000	31,696,830
Federal Home Loan Mortgage Corp.(a)	0.307%	09/26/2016	09/26/2016	163,150,000	163,031,716
Federal Home Loan Mortgage Corp.(a)	0.334%	09/21/2016	09/21/2016	224,400,000	224,229,282
Federal Home Loan Mortgage Corp.(a)	0.337%	08/12/2016	08/12/2016	55,400,000	55,378,671
Federal Home Loan Mortgage Corp.(a)	0.339%	09/07/2016	09/07/2016	158,100,000	158,001,451
Federal Home Loan Mortgage Corp.(a)	0.346%	08/26/2016	08/26/2016	32,000,000	31,983,076
Federal Home Loan Mortgage Corp.(a)	0.347%	09/09/2016	09/09/2016	316,000,000	315,791,703
Federal Home Loan Mortgage Corp.(b)	0.391%	07/17/2016	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(a)	0.404%	07/11/2016	07/11/2016	190,000,000	189,978,889
Federal Home Loan Mortgage Corp.(b)	0.407%	07/24/2016	08/24/2016	136,000,000	136,000,000
Federal Home Loan Mortgage Corp.(a)	0.449%	11/16/2016	11/16/2016	106,100,000	105,921,045
Federal Home Loan Mortgage Corp.(b)	0.453%	07/20/2016	04/20/2017	100,000,000	99,987,723
Federal Home Loan Mortgage Corp.(a)	0.548%	07/06/2016	07/06/2016	99,599,000	99,591,530
Federal Home Loan Mortgage Corp.(b)	0.564%	09/21/2016	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp.(b)	0.487%	07/13/2016	11/13/2017	220,000,000	220,000,000
Federal Home Loan Mortgage Corp.(a)	0.276%	07/05/2016	07/05/2016	52,700,000	52,698,419
Federal Home Loan Mortgage Corp.(a)	0.338%	09/13/2016	09/13/2016	100,000,000	99,932,167
Federal Home Loan Mortgage Corp.(a)	0.383%	07/07/2016	07/07/2016	169,250,000	169,240,530
Federal Home Loan Mortgage Corp.(a)	0.409%	11/17/2016	11/17/2016	163,500,000	163,247,483
Federal National Mortgage Assoc.(a)	0.251%	08/03/2016	08/03/2016	148,000,000	147,966,762
Federal National Mortgage Assoc.(a)	0.263%	08/17/2016	08/17/2016	76,250,000	76,224,316
Federal National Mortgage Assoc.(a)	0.280%	07/27/2016	07/27/2016	80,000,000	79,983,822
Federal National Mortgage Assoc.(a)	0.295%	09/28/2016	09/28/2016	124,000,000	123,911,712
Federal National Mortgage Assoc.(a)	0.306%	08/02/2016	08/02/2016	243,600,000	243,535,040
Federal National Mortgage Assoc.(a)	0.316%	07/20/2016	07/20/2016	155,950,000	155,924,627
Federal National Mortgage Assoc.(a)	0.327%	09/07/2016	09/07/2016	120,100,000	120,027,406
Federal National Mortgage Assoc.(a)	0.327%	09/21/2016	09/21/2016	90,000,000	89,934,400

See accompanying notes to financial statements.

3

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.337%	10/04/2016	10/04/2016	$151,800,000	$151,667,808
Federal National Mortgage Assoc.(a)	0.378%	07/01/2016	07/01/2016	207,680,000	207,680,000
Federal National Mortgage Assoc.(a)	0.403%	07/18/2016	07/18/2016	46,500,000	46,491,217
Federal National Mortgage Assoc.(a)	0.407%	09/28/2016	09/28/2016	22,000,000	22,044,908
Federal National Mortgage Assoc.(a)	0.427%	10/17/2016	10/17/2016	227,500,000	227,213,350
Federal National Mortgage Assoc.(a)	0.440%	10/05/2016	10/05/2016	274,500,000	274,185,240
Federal National Mortgage Assoc.(b)	0.452%	07/16/2016	08/16/2017	255,000,000	254,971,062
Federal National Mortgage Assoc.(b)	0.480%	07/05/2016	10/05/2017	75,000,000	74,963,033
Federal National Mortgage Assoc.(a)	0.537%	07/13/2016	07/13/2016	140,667,000	140,651,942
Federal National Mortgage Assoc.(a)	0.548%	07/06/2016	07/06/2016	21,600,000	21,598,380
Federal National Mortgage Assoc.(b)	0.457%	07/08/2016	09/08/2017	200,000,000	199,928,285

TOTAL GOVERNMENT AGENCY DEBT					12,057,493,644
TREASURY DEBT – 9.7%
U.S. Treasury Bill(a)	0.228%	07/21/2016	07/21/2016	450,000,000	449,939,742
U.S. Treasury Bill(a)	0.228%	08/04/2016	08/04/2016	100,000,000	99,978,726
U.S. Treasury Bill(a)	0.230%	08/11/2016	08/11/2016	75,000,000	74,979,785
U.S. Treasury Bill(a)	0.238%	07/14/2016	07/14/2016	150,000,000	149,987,344
U.S. Treasury Bill(a)	0.260%	07/28/2016	07/28/2016	200,000,000	199,961,000
U.S. Treasury Bill(a)	0.260%	09/29/2016	09/29/2016	250,000,000	249,837,500
U.S. Treasury Bill(a)	0.275%	08/18/2016	08/18/2016	75,000,000	74,972,500
U.S. Treasury Bill(a)	0.350%	08/25/2016	08/25/2016	150,000,000	149,919,792
U.S. Treasury Note(b)	0.313%	07/01/2016	10/31/2016	82,000,000	81,990,271
U.S. Treasury Note(b)	0.334%	07/01/2016	04/30/2017	131,000,000	131,000,373
U.S. Treasury Note(b)	0.337%	07/01/2016	07/31/2017	206,000,000	205,933,316
U.S. Treasury Note(b)	0.428%	07/01/2016	10/31/2017	150,000,000	149,798,212

TOTAL TREASURY DEBT					2,018,298,561

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 4.2%
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 1.000% due 07/28/2017, Federal National Mortgage Associations, 0.875% – 2.625% due 10/26/2017 – 09/06/2024, a U.S. Treasury Bill, 0.000% due 12/08/2016, U.S. Treasury Inflation Index Notes, 0.125% – 2.625% due 04/15/2017 – 07/15/2018, and U.S. Treasury Notes, 0.500% – 1.625% due 09/30/2016 –08/15/2022, valued at $153,000,000); expected proceeds $150,001,667	0.400%	07/01/2016	07/01/2016	150,000,000	150,000,000

See accompanying notes to financial statements.

4

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Farm Credit Banks, 0.543% – 1.980% due 05/25/2018 – 06/13/2023, valued at $48,960,402); expected proceeds $48,000,573	0.430%	07/01/2016	07/01/2016	$48,000,000	$48,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Farm Credit Banks, 0.467% – 2.000% due 07/08/2016 – 04/04/2022, Federal Home Loan Banks, 2.610% – 3.000% due 06/14/2027 –05/19/2036, and a Federal National Mortgage Association, 1.985% due 09/29/2021, valued at $153,000,528); expected proceeds $150,011,083	0.380%	07/07/2016	07/07/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 0.500% due 01/27/2017, and a Federal National Mortgage Association, 0.100% due 05/21/2018, valued at $66,300,623); expected proceeds $65,000,740	0.410%	07/01/2016	07/01/2016	65,000,000	65,000,000

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Farm Credit Banks, 0.476% 5.125% due 08/25/2016 – 01/17/2018, Federal Home Loan Mortgage Corporations, 0.000% – 3.750% due 03/27/2019 – 01/13/2022, Federal National Mortgage Associations, 1.750% – 2.625% due 02/19/2019 – 04/24/2026, a U.S. Treasury Bill, 0.000% due 08/04/2016, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2018 – 04/15/2021, U.S. Treasury Note, 0.349% – 1.875% due 04/30/2017 –10/31/2022, valued at $459,004,856); expected proceeds $450,004,750

	0.380%	07/01/2016	07/01/2016	450,000,000	450,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					863,000,000

See accompanying notes to financial statements.

5

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 20.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Bonds, 2.500% – 8.500% due 02/15/2020 – 02/15/2045, and U.S. Treasury Notes, 0.875% – 3.125% due 10/31/2016 –11/15/2023, valued at $462,065,153); expected proceeds $453,005,003	0.400%	07/01/2016	07/01/2016	$453,000,000	$453,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2044, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2042, and U.S. Treasury Notes, 1.625% – 2.000% due 08/31/2019 – 02/15/2022, valued at $364,140,019); expected proceeds $357,003,868	0.390%	07/01/2016	07/01/2016	357,000,000	357,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by U.S. Treasury Inflation Index Bonds, 1.000% – 2.125% due 01/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2017 – 07/15/2023, and U.S. Treasury Notes, 0.875% – 1.000% due 05/31/2018 – 10/15/2018, valued at $306,000,003); expected proceeds $300,021,000	0.360%	07/01/2016	07/01/2016	300,000,000	300,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Note, 2.125% due 12/31/2021, valued at $78,540,053); expected proceeds $77,000,898	0.420%	07/01/2016	07/01/2016	77,000,000	77,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Bonds 4.750% – 6.125% due 08/15/2028 – 02/15/2037, and U.S. Treasury Notes, 1.375% – 1.625% due 12/31/2018 – 08/15/2022, valued at $2,000,013,949); expected proceeds $2,000,013,889	0.250%	07/01/2016	07/01/2016	2,000,000,000	2,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2016 (collateralized by U.S. Treasury Strips 0.000% due 11/15/2016 – 02/15/2026, valued at $153,001,674); expected proceeds $150,012,667	0.380%	07/05/2016	07/05/2016	150,000,000	150,000,000

See accompanying notes to financial statements.

6

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2016 (collateralized by U.S. Treasury Strips 0.000% due 02/15/2022 – 08/15/2023, valued at $204,001,269); expected proceeds $200,012,444	0.320%	07/06/2016	07/06/2016	$200,000,000	$200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Strips 0.000% due 11/15/2016 – 08/15/2025, valued at $153,001,474); expected proceeds $150,001,500	0.360%	07/01/2016	07/01/2016	150,000,000	150,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 12/08/2016, U.S. Treasury Bonds, 4.750% – 6.250% due 08/15/2023 – 02/15/2037, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2020, and U.S. Treasury Notes, 0.625% – 2.250% due 07/31/2017 – 11/15/2025, valued at $102,001,091); expected proceeds $100,001,056	0.380%	07/01/2016	07/01/2016	100,000,000	100,000,000
Agreement with President and Fellows of Harvard College, dated 06/29/2016 (collateralized by 0.000% due 12/31/2017 – 11/30/2022, valued at $514,841,783); expected proceeds $516,374,744	0.620%	07/06/2016	07/06/2016	516,312,500	516,312,500

TOTAL TREASURY REPURCHASE AGREEMENTS					4,303,312,500

TOTAL INVESTMENTS(c)(d) – 92.6%					19,242,104,705
Other Assets in Excess of Liabilities – 7.4%					1,541,878,297

NET ASSETS – 100.0%					$20,783,983,002

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

7

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$14,075,792,205
Repurchase agreements, at amortized cost	5,166,312,500

Total Investments	19,242,104,705
Cash	1,540,500,415
Interest receivable (Note 2)	2,549,030

Total Assets	20,785,154,150
Liabilities
Advisory fee payable (Note 4)	763,645
Custodian fees payable (Note 4)	359,496
Professional fees payable	17,504
Printing fee payable	3,622
Accrued expenses and other liabilities	26,881

Total liabilities	1,171,148

Net Assets	$20,783,983,002

See accompanying notes to financial statements.

8

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$14,843,944
Dividend income – unaffiliated issuers (Note 2)	12,555,981

Total investment income (loss)	27,399,925

Expenses
Advisory fee (Note 4)	3,972,442
Administration and custody fees	946,948
Trustees’ fees and expenses (Note 5)	123,597
Professional fees	81,516
Printing expense	3,088
Insurance expense	19,151
Miscellaneous expenses	61,848

Total expenses	5,208,590

Net Investment Income (Loss)	22,191,335

Realized Gain (Loss):
Net realized gain (loss) on:
Investment transactions	50,843

Net Increase (Decrease) in Net Assets from Operations	$22,242,178

See accompanying notes to financial statements.

9

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$22,191,335	$4,536,527
Net realized gain (loss)	50,843	106,964

Net increase (decrease) in net assets resulting from operations	22,242,178	4,643,491

Capital Transactions:
Contributions	22,486,602,659	30,186,959,859
Withdrawals	(17,748,352,426)	(27,375,980,364)

Net Increase (Decrease) in Net Assets from Capital Transactions	4,738,250,233	2,810,979,495

Net Increase (Decrease) in Net Assets during the Period	4,760,492,411	2,815,622,986

Net Assets at Beginning of Period	16,023,490,591	13,207,867,605

Net Assets at End of Period	$20,783,983,002	$16,023,490,591

See accompanying notes to financial statements.

10

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Total return(a)	0.14	%(b)	0.03%	0.01%	0.03%	0.08%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,783,983		$16,023,491	$13,207,868	$8,712,920	$8,621,186	$5,779,444
Ratios to average net assets:
Total expenses	0.07	%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net expenses	0.07	%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.28	%(c)	0.03%	0.01%	0.03%	0.08%	0.04	%(d)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Not annualized.

(c)	Annualized.

(d)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

11

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street U.S. Government Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

12

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

13

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Portfolio had invested in repurchase agreements with the gross values of $5,166,312,500 and associated collateral equal to at least $5,217,872,877, though the value may be greater.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

14

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to

15

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA U.S. Government Money Market Fund, a series of SSGA Funds, will merge with and into the State Street Institutional U.S. Government Money Market Fund, a series of State Street Institutional Investment Trust, and a feeder fund of State Street U.S. Government Money Market Portfolio, a series of State Street Master Trust, as set forth below effective August 26, 2016:

Selling Fund (Acquired Fund)	Buying Fund (Acquiring Fund)	Acquiring Master Portfolio

SSGA U.S. Government Money Market Fund	State Street Institutional U.S. Government Money Market Fund	State Street U.S. Government Money Market Portfolio

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

16

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S Government Money Market Portfolio	0.07%	$1,001.40	$0.35	$1,024.60	$0.35

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

17

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange

Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

18

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

19

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

20

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

21

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

22

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

23

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

24

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITUSGOVMMSAR IBG-20875

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Portfolio Summary (Unaudited)

Portfolio Composition*	June 30, 2016
Certificates of Deposit	39.6%
Financial Company Commercial Paper	26.7
Other Notes	8.5
Treasury Repurchase Agreements	7.2
Asset Backed Commercial Paper	5.5
Government Agency Debt	4.6
Government Agency Repurchase Agreements	4.4
Other Repurchase Agreements	2.7
Other Assets in Excess of Liabilities	0.8
Total	100.0%

Maturity Ladder*	June 30, 2016
Overnight (1 Day)	14.1%
2 to 30 Days	36.0
31 to 60 Days	17.5
61 to 90 Days	22.5
Over 90 Days	9.1
Total	99.2%
Average days to maturity	28
Weighted average life	37

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 5.5%
Atlantic Asset Securitization LLC(a)	0.460%	07/08/2016	07/08/2016	$100,000,000	$99,991,056
Atlantic Asset Securitization LLC(a)(b)	0.600%	07/01/2016	07/01/2016	150,000,000	150,000,000
Atlantic Asset Securitization LLC(a)	0.620%	09/08/2016	09/08/2016	100,000,000	99,881,167
Collateralized Commercial Paper Co. LLC(a)(b)	0.823%	07/25/2016	07/25/2016	250,000,000	250,000,000
Kells Funding LLC(a)	0.590%	08/01/2016	08/01/2016	100,000,000	99,949,194
Kells Funding LLC(a)	0.590%	08/16/2016	08/16/2016	100,000,000	99,924,611
Kells Funding LLC(a)	0.590%	08/18/2016	08/18/2016	90,000,000	89,929,200
Kells Funding LLC(a)	0.590%	08/19/2016	08/19/2016	100,000,000	99,919,694
Kells Funding LLC(a)	0.600%	07/18/2016	07/18/2016	145,000,000	144,958,917
Kells Funding LLC(a)	0.615%	08/29/2016	08/29/2016	100,000,000	99,899,208
Kells Funding LLC(a)(b)	0.630%	07/05/2016	07/05/2016	225,000,000	224,984,250
Kells Funding LLC(a)	0.635%	09/09/2016	09/09/2016	135,000,000	134,833,313
Kells Funding LLC(a)(b)	0.650%	07/15/2016	07/15/2016	200,000,000	199,949,444
Kells Funding LLC(a)	0.675%	09/13/2016	09/13/2016	150,000,000	149,791,875
Liberty Funding LLC(a)(b)	0.680%	07/01/2016	07/01/2016	100,000,000	100,000,000
Versailles Commercial Paper LLC(a)	0.700%	08/01/2016	08/01/2016	135,000,000	134,918,625
Versailles Commercial Paper LLC(a)	0.700%	09/15/2016	09/15/2016	100,000,000	99,852,222

TOTAL ASSET BACKED COMMERCIAL PAPER					2,278,782,776

CERTIFICATES OF DEPOSIT – 39.6%
Bank of Montreal(a)	0.560%	07/05/2016	07/05/2016	223,000,000	223,000,000
Bank of Montreal(a)	0.560%	08/08/2016	08/08/2016	90,000,000	90,000,000
Bank of Montreal(a)	0.560%	08/09/2016	08/09/2016	280,000,000	280,000,000
Bank of Montreal(a)	0.560%	08/11/2016	08/11/2016	125,000,000	125,000,000
Bank of Montreal(a)	0.590%	07/12/2016	07/12/2016	152,000,000	152,000,000
Bank of Montreal(a)	0.690%	10/03/2016	10/03/2016	225,000,000	225,000,000
Bank of Montreal(a)	0.797%	07/08/2016	07/08/2016	52,000,000	52,000,000
Bank of Montreal(c)	0.837%	07/14/2016	10/14/2016	100,000,000	99,999,888
Bank of Nova Scotia(a)	0.783%	07/25/2016	07/25/2016	185,000,000	185,041,091
Bank of Nova Scotia(c)	0.805%	07/07/2016	10/07/2016	350,000,000	350,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.410%	07/06/2016	07/06/2016	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.620%	07/12/2016	07/12/2016	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.630%	07/25/2016	07/25/2016	300,000,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.630%	08/05/2016	08/05/2016	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.680%	09/08/2016	09/08/2016	236,000,000	236,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.710%	09/06/2016	09/06/2016	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.720%	09/06/2016	09/06/2016	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.735%	09/01/2016	09/01/2016	250,000,000	250,002,147
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.790%	10/06/2016	10/06/2016	275,000,000	275,000,000
BNP Paribas(a)	0.600%	09/06/2016	09/06/2016	300,000,000	300,000,000

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
BNP Paribas(a)	0.610%	07/05/2016	07/05/2016	$350,000,000	$350,000,000
BNP Paribas(a)	0.610%	09/06/2016	09/06/2016	350,000,000	350,000,000
BNP Paribas(a)	0.620%	09/01/2016	09/01/2016	350,000,000	350,000,000
BNP Paribas(a)	0.670%	09/12/2016	09/12/2016	280,000,000	280,000,000
Canadian Imperial Bank of Commerce(c)	0.796%	07/18/2016	08/17/2016	250,000,000	250,000,000
Citibank NA(a)	0.580%	07/13/2016	07/13/2016	129,000,000	129,000,000
Citibank NA(a)	0.700%	10/18/2016	10/18/2016	150,000,000	150,000,000
Citibank NA(a)	0.710%	07/11/2016	07/11/2016	200,000,000	200,000,000
Commonwealth Bank of Australia(a)(b)	0.590%	09/09/2016	09/09/2016	72,000,000	72,000,699
Commonwealth Bank of Australia(a)(b)	0.655%	07/07/2016	07/07/2016	75,000,000	75,000,062
Credit Agricole Corporate & Investment Bank(a)	0.620%	09/06/2016	09/06/2016	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank(a)	0.620%	09/08/2016	09/08/2016	155,000,000	155,000,000
Credit Agricole Corporate & Investment Bank(a)	0.660%	09/02/2016	09/02/2016	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank(a)	0.710%	08/01/2016	08/01/2016	300,000,000	300,000,000
Credit Suisse(a)	0.740%	09/02/2016	09/02/2016	200,000,000	200,000,000
Credit Suisse(a)	0.800%	10/05/2016	10/05/2016	150,000,000	150,000,000
Credit Suisse(a)	0.840%	09/01/2016	09/01/2016	450,000,000	450,000,000
ING Bank NV(a)	0.715%	08/15/2016	08/15/2016	200,000,000	200,000,000
ING Bank NV(a)	0.720%	07/14/2016	07/14/2016	200,000,000	200,000,000
ING Bank NV(a)	0.740%	09/23/2016	09/23/2016	170,000,000	170,000,000
ING Bank NV(a)	0.740%	10/11/2016	10/11/2016	399,000,000	399,000,000
ING Bank NV(a)	0.760%	10/06/2016	10/06/2016	234,000,000	234,000,000
KBC Bank NV(a)	0.380%	07/06/2016	07/06/2016	275,000,000	275,000,000
Lloyds Bank PLC(a)	0.853%	08/03/2016	08/03/2016	165,000,000	165,000,000
Norinchukin Bank(a)	0.510%	08/30/2016	08/30/2016	135,000,000	135,000,000
Norinchukin Bank(a)	0.510%	09/01/2016	09/01/2016	70,000,000	70,000,000
Norinchukin Bank(a)	0.520%	09/02/2016	09/02/2016	200,000,000	200,000,000
Norinchukin Bank(a)	0.620%	08/02/2016	08/02/2016	185,000,000	184,999,998
Norinchukin Bank(a)	0.620%	08/04/2016	08/04/2016	200,000,000	200,000,000
Norinchukin Bank(a)	0.640%	08/10/2016	08/10/2016	200,000,000	200,000,000
Norinchukin Bank(a)	0.640%	08/12/2016	08/12/2016	200,000,000	200,000,000
Rabobank Nederland NV(c)	0.792%	07/18/2016	09/16/2016	350,000,000	350,000,000
Rabobank Nederland NV(c)	0.797%	07/12/2016	09/12/2016	250,000,000	250,000,000
Rabobank Nederland NV(c)	0.820%	07/05/2016	10/03/2016	350,000,000	350,000,000
Royal Bank of Canada(c)	0.786%	07/11/2016	09/09/2016	200,000,000	200,000,000
Societe Generale SA(a)	0.660%	09/02/2016	09/02/2016	249,000,000	249,000,000

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp.(a)	0.620%	07/28/2016	07/28/2016	$116,700,000	$116,699,994
Sumitomo Mitsui Banking Corp.(a)	0.650%	08/01/2016	08/01/2016	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.(a)	0.650%	09/13/2016	09/13/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.700%	08/15/2016	08/15/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.700%	09/02/2016	09/02/2016	250,000,000	250,000,000
Svenska Handelsbanken AB(a)	0.380%	07/07/2016	07/07/2016	127,000,000	127,000,106
Svenska Handelsbanken AB(a)	0.450%	07/06/2016	07/06/2016	89,000,000	89,001,169
Svenska Handelsbanken AB(a)	0.550%	07/28/2016	07/28/2016	280,000,000	280,001,049
Svenska Handelsbanken AB(a)	0.550%	08/01/2016	08/01/2016	103,000,000	103,000,000
Svenska Handelsbanken AB(a)	0.570%	07/14/2016	07/14/2016	233,000,000	233,006,702
Svenska Handelsbanken AB(a)	0.650%	07/01/2016	07/01/2016	300,000,000	300,000,000
Swedbank AB(a)	0.380%	07/07/2016	07/07/2016	184,000,000	184,000,000
Swedbank AB(a)	0.410%	07/05/2016	07/05/2016	350,000,000	350,000,000
Toronto Dominion Bank(a)	0.798%	07/21/2016	07/21/2016	183,000,000	183,000,000
UBS AG(c)	0.807%	07/01/2016	11/01/2016	150,000,000	150,000,000
Wells Fargo Bank NA(a)	0.697%	07/01/2016	07/01/2016	157,700,000	157,700,000
Wells Fargo Bank NA(a)	0.797%	07/08/2016	07/08/2016	200,000,000	200,000,000
Wells Fargo Bank NA(a)	0.797%	07/12/2016	07/12/2016	225,000,000	225,000,000
Wells Fargo Bank NA(c)	0.819%	07/05/2016	09/02/2016	250,000,000	250,000,000
Wells Fargo Bank NA(c)	0.840%	07/01/2016	10/04/2016	103,000,000	103,000,000
Wells Fargo Bank NA(c)	0.850%	07/01/2016	10/07/2016	245,000,000	245,000,000

TOTAL CERTIFICATES OF DEPOSIT					16,532,452,905

FINANCIAL COMPANY COMMERCIAL PAPER – 26.7%
Australia & New Zealand Banking Group Ltd.(a)	0.550%	08/08/2016	08/08/2016	125,000,000	124,927,431
Australia & New Zealand Banking Group Ltd.(a)	0.600%	09/16/2016	09/16/2016	60,000,000	59,923,000
Australia & New Zealand Banking Group Ltd.(a)	0.620%	09/01/2016	09/01/2016	250,000,000	249,733,056
Australia & New Zealand Banking Group Ltd.(a)	0.630%	09/01/2016	09/01/2016	90,000,000	89,902,350
Bank Nederlandse Gemeenten(a)	0.400%	07/05/2016	07/05/2016	94,000,000	93,995,822
Bank of Nova Scotia(b)(c)	0.797%	07/12/2016	08/12/2016	300,000,000	300,000,000
BNP Paribas(a)	0.600%	07/11/2016	07/11/2016	52,000,000	51,991,333
BNP Paribas(a)	0.790%	09/12/2016	09/12/2016	52,000,000	51,916,699
Caisse des Depots et Consignations(a)	0.375%	07/07/2016	07/07/2016	289,000,000	288,981,937
Caisse des Depots et Consignations(a)	0.410%	07/06/2016	07/06/2016	140,000,000	139,992,028
Caisse des Depots et Consignations(a)	0.610%	07/18/2016	07/18/2016	165,000,000	164,952,471
Caisse des Depots et Consignations(a)	0.635%	09/12/2016	09/12/2016	225,000,000	224,710,281
Caisse des Depots et Consignations(a)	0.640%	09/09/2016	09/09/2016	200,000,000	199,751,111

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Commonwealth Bank of Australia(a)	0.580%	09/09/2016	09/09/2016	$43,000,000	$42,951,505
CPPIB Capital, Inc.(a)	0.400%	07/26/2016	07/26/2016	200,000,000	199,944,444
CPPIB Capital, Inc.(a)	0.400%	07/28/2016	07/28/2016	275,000,000	274,917,500
DBS Bank Ltd.(a)	0.490%	08/15/2016	08/15/2016	275,000,000	274,831,562
DBS Bank Ltd.(a)	0.510%	07/05/2016	07/05/2016	125,000,000	124,992,917
DBS Bank Ltd.(a)	0.600%	09/16/2016	09/16/2016	200,000,000	199,743,333
DnB Bank ASA(a)	0.630%	08/26/2016	08/26/2016	215,000,000	214,789,300
DnB Bank ASA(a)(b)	0.670%	07/05/2016	07/05/2016	300,000,000	299,977,667
DnB Bank ASA(a)(b)	0.675%	07/11/2016	07/11/2016	350,000,000	349,934,375
DnB Bank ASA(a)(b)	0.685%	07/20/2016	07/20/2016	300,000,000	299,891,542
Erste Abwicklungsanstalt(a)	0.640%	09/14/2016	09/14/2016	100,000,000	99,866,667
Erste Abwicklungsanstalt(a)	0.655%	09/16/2016	09/16/2016	80,000,000	79,887,922
Erste Abwicklungsanstalt(a)	0.700%	09/23/2016	09/23/2016	100,000,000	99,836,667
HSBC Bank PLC(b)(c)	0.818%	07/04/2016	08/04/2016	100,000,000	100,013,895
HSBC Bank PLC(a)(b)	0.823%	07/25/2016	07/25/2016	250,000,000	250,000,000
HSBC Bank PLC(b)(c)	0.827%	07/12/2016	08/12/2016	200,000,000	200,000,000
HSBC Bank PLC(b)(c)	0.840%	07/04/2016	08/17/2016	200,000,000	200,000,000
KFW International Finance, Inc.(a)	0.420%	07/28/2016	07/28/2016	220,000,000	219,930,700
National Australia Bank Ltd.(a)	0.360%	07/01/2016	07/01/2016	275,000,000	275,000,000
National Australia Bank Ltd.(a)	0.600%	08/25/2016	08/25/2016	125,000,000	124,885,417
National Australia Bank Ltd.(c)	0.778%	07/18/2016	10/18/2016	125,000,000	125,000,000
National Australia Bank Ltd.(b)(c)	0.785%	07/07/2016	10/07/2016	65,250,000	65,250,000
National Australia Bank Ltd.(b)(c)	0.793%	07/05/2016	08/04/2016	245,000,000	245,000,000
National Securities Clearing Corp.(a)	0.420%	07/05/2016	07/05/2016	75,000,000	74,996,500
Nederlandse Waterschapsbank NV(a)	0.570%	09/08/2016	09/08/2016	211,000,000	210,769,482
Nederlandse Waterschapsbank NV(a)	0.615%	09/13/2016	09/13/2016	125,000,000	124,841,979
Nederlandse Waterschapsbank NV(a)(b)	0.650%	07/14/2016	07/14/2016	165,000,000	164,961,271
Nordea Bank AB(a)(b)	0.660%	07/20/2016	07/20/2016	290,000,000	289,898,983
NRW.Bank(a)	0.385%	07/08/2016	07/08/2016	89,000,000	88,993,337
NRW.Bank(a)	0.385%	07/11/2016	07/11/2016	273,000,000	272,970,804
NRW.Bank(a)	0.385%	07/18/2016	07/18/2016	250,000,000	249,954,549
NRW.Bank(a)	0.400%	07/01/2016	07/01/2016	237,000,000	237,000,000
NRW.Bank(a)	0.400%	07/13/2016	07/13/2016	175,000,000	174,976,667
NRW.Bank(a)	0.550%	07/20/2016	07/20/2016	500,000,000	499,875,761
Skandinaviska Enskilda Banken AB(a)(b)	0.665%	07/15/2016	07/15/2016	235,000,000	234,938,888
Skandinaviska Enskilda Banken AB(a)(b)	0.670%	07/05/2016	07/05/2016	86,000,000	85,993,598
Societe Generale SA(a)	0.660%	09/02/2016	09/02/2016	126,000,000	125,854,470
Societe Generale SA(a)	0.660%	09/06/2016	09/06/2016	200,000,000	199,754,333
Societe Generale SA(a)	0.700%	07/01/2016	07/01/2016	190,000,000	190,000,000
Sumitomo Mitsui Banking Corp.(a)	0.650%	08/04/2016	08/04/2016	330,000,000	329,797,417

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Svenska Handelsbanken AB(a)(b)	0.720%	07/12/2016	07/12/2016	$250,000,000	$249,945,000
Swedbank AB(a)	0.585%	08/25/2016	08/25/2016	100,000,000	99,910,625
Swedbank AB(a)	0.585%	08/30/2016	08/30/2016	200,000,000	199,805,000
Swedbank AB(a)	0.675%	07/05/2016	07/05/2016	58,000,000	57,995,650
Swedbank AB(a)	0.675%	07/06/2016	07/06/2016	164,000,000	163,984,625
Swedbank AB(a)	0.675%	07/11/2016	07/11/2016	100,000,000	99,981,250
Toyota Motor Credit Corp.(c)	0.752%	07/15/2016	07/18/2016	95,000,000	95,000,000
Toyota Motor Credit Corp.(a)	0.757%	07/13/2016	07/13/2016	150,000,000	150,000,000
Toyota Motor Credit Corp.(a)	0.758%	07/19/2016	07/19/2016	90,000,000	90,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					11,169,623,121

OTHER NOTES – 8.5%
Apple, Inc.(a)	0.390%	07/06/2016	07/06/2016	245,000,000	244,987,118
Bank of America NA(a)	0.627%	07/01/2016	07/01/2016	150,000,000	150,000,000
Bank of America NA(c)	0.645%	07/11/2016	08/10/2016	143,000,000	143,000,000
Bank of America NA(c)	0.647%	07/04/2016	09/01/2016	141,000,000	141,000,000
Bank of America NA(c)	0.787%	07/12/2016	10/11/2016	85,000,000	85,000,000
Bank of America NA(c)	0.787%	07/11/2016	10/11/2016	85,000,000	85,000,000
Bank of America NA(c)	0.792%	07/15/2016	08/15/2016	75,000,000	75,000,000
Bank of America NA(c)	0.797%	07/13/2016	10/13/2016	145,000,000	145,000,000
Bank of America NA(a)	0.798%	07/22/2016	07/22/2016	170,000,000	170,000,000
JPMorgan Chase Bank NA(c)	0.835%	07/22/2016	08/22/2016	175,000,000	175,000,000
JPMorgan Chase Bank NA(a)	0.760%	08/05/2016	08/05/2016	260,000,000	260,000,000
Lloyds Bank PLC(a)	0.300%	07/01/2016	07/01/2016	154,262,000	154,262,000
Nordea Bank AB(a)	0.280%	07/01/2016	07/01/2016	625,000,000	625,000,000
Province of Quebec Canada(a)	0.390%	07/21/2016	07/21/2016	210,000,000	209,954,500
Royal Bank of Canada(c)	0.747%	07/07/2016	08/08/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(a)	0.300%	07/01/2016	07/01/2016	340,000,000	340,000,000
Wells Fargo Bank NA(c)	0.698%	07/20/2016	08/19/2016	227,000,000	227,000,000
Wells Fargo Bank NA(a)	0.778%	08/09/2016	08/09/2016	155,000,000	155,000,000

TOTAL OTHER NOTES					3,540,203,618

GOVERNMENT AGENCY DEBT – 4.6%
Federal Home Loan Bank(a)	0.280%	07/06/2016	07/06/2016	315,000,000	314,987,969
Federal Home Loan Bank(a)	0.282%	07/01/2016	07/01/2016	400,000,000	400,000,000
Federal Home Loan Bank(a)	0.295%	07/08/2016	07/08/2016	313,000,000	312,982,350
Federal Home Loan Bank(a)	0.336%	08/22/2016	08/22/2016	250,000,000	249,880,833
Federal Home Loan Bank(a)	0.357%	07/22/2016	07/22/2016	243,000,000	242,950,388
Federal Home Loan Bank(a)	0.367%	07/20/2016	07/20/2016	290,000,000	289,944,900
Federal Home Loan Bank(a)	0.470%	08/24/2016	08/24/2016	100,000,000	99,950,650

TOTAL GOVERNMENT AGENCY DEBT					1,910,697,090

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 4.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Government National Mortgage Associations, 3.500% – 4.000% due 10/20/2042 – 04/20/2044, valued at $25,500,000); expected proceeds $25,000,306	0.440%	07/01/2016	07/01/2016	$25,000,000	$25,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 3.000% – 4.000% due 09/01/2031 – 01/01/2046, Government National Mortgage Associations, 2.500% – 4.000% due 03/20/2040 – 04/20/2046, U.S. Treasury Bills, 0.000% due 09/29/2016 – 06/22/2017, and U.S. Treasury Notes, 0.625% – 0.750% due 10/31/2017 – 06/30/2018, valued at $207,060,000); expected proceeds $203,002,256	0.400%	07/01/2016	07/01/2016	203,000,000	203,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by a Government National Mortgage Association, 3.500% due 06/20/2046, valued at $306,000,001); expected proceeds $300,022,167	0.380%	07/01/2016	07/01/2016	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2016 (collateralized by Government National Mortgage Associations, 3.500% due 03/20/2046 – 06/20/2046, valued at $367,200,000); expected proceeds $360,032,000	0.400%	07/05/2016	07/05/2016	360,000,000	360,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 4.500% due 08/01/2022 – 03/01/2046, valued at $187,680,000); expected proceeds $184,002,147	0.420%	07/01/2016	07/01/2016	184,000,000	184,000,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 6.000% due 06/01/2027 – 08/01/2045, valued at $153,001,235); expected proceeds $150,012,667	0.380%	07/05/2016	07/05/2016	150,000,000	150,000,000

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 8.000% due 08/01/2016 – 03/01/2046, valued at $25,501,688); expected proceeds $25,000,313	0.450%	07/01/2016	07/01/2016	$25,000,000	$25,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2016 (collateralized by a Federal National Mortgage Association, 3.500% due 05/01/2042, and a Government National Mortgage Association, 3.500% due 03/20/2046, valued at $153,000,001); expected proceeds $150,013,125	0.450%	07/05/2016	07/05/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a Federal National Mortgage Association, 2.100% due 11/30/2021, valued at $119,340,969); expected proceeds $117,001,333	0.410%	07/01/2016	07/01/2016	117,000,000	117,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 04/01/2035 – 06/01/2045, valued at $170,340,000); expected proceeds $167,001,948	0.420%	07/01/2016	07/01/2016	167,000,000	167,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Federal Home Loan Mortgage Corporations, 0.875% – 6.750% due 06/29/2017 – 03/15/2031, Federal National Mortgage Associations, 0.875% – 7.250% due 12/20/2017 – 09/01/2045, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, and a U.S. Treasury Inflation Index Note, 0.625% due 07/15/2021, valued at $161,161,841); expected proceeds $158,001,756	0.400%	07/01/2016	07/01/2016	158,000,000	158,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,839,000,000

OTHER REPURCHASE AGREEMENTS – 2.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2016 (collateralized by various Corporate Bonds, 1.125% – 10.500% due 07/27/2016 – 01/01/2049, and a Federal Home Loan Bank, 0.512% due 12/15/2017, valued at $268,235,049); expected proceeds $250,469,722(d)	0.760%	07/01/2016	09/07/2016	250,000,000	250,000,000

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by various Corporate Bonds, 3.625% – 10.000% due 10/15/2016 – 12/15/2037, valued at $57,504,585); expected proceeds $50,109,514(d)	0.830%	10/03/2016	10/03/2016	$50,000,000	$50,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/23/2016 (collateralized by various Common Stocks, and Federal National Mortgage Associations, 3.500% – 5.000% due 02/01/2037 – 06/01/2046, valued at $338,118,981); expected proceeds $325,455,000(d)	0.560%	07/01/2016	09/21/2016	325,000,000	325,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by various Common Stocks, and Federal National Mortgage Associations, 3.000% – 4.500% due 09/01/2028 – 10/01/2045, valued at $330,781,360); expected proceeds $320,005,511(d)	0.620%	07/01/2016	09/30/2016	320,000,000	320,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/24/2016 (collateralized by various Common Stocks, valued at $216,032,295); expected proceeds $200,508,593(d)	0.769%	10/21/2016	10/21/2016	200,000,000	200,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,145,000,000

TREASURY REPURCHASE AGREEMENTS – 7.2%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Bills, 0.000% due 09/01/2016 – 06/22/2017, U.S. Treasury Notes, 0.750% – 2.750% due 10/31/2017 – 06/30/2023, and a U.S. Treasury Strip, 0.000% due 08/15/2017, valued at $186,660,029); expected proceeds $183,001,983	0.390%	07/01/2016	07/01/2016	183,000,000	183,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by U.S. Treasury Notes, 1.500% – 3.625% due 02/15/2021 – 02/28/2023, valued at $255,000,046); expected proceeds $250,018,472	0.380%	07/01/2016	07/01/2016	250,000,000	250,000,000

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 1.750% – 2.000% due 09/30/2020 – 01/31/2023, valued at $396,780,082); expected proceeds $389,004,754	0.440%	07/01/2016	07/01/2016	$389,000,000	$389,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016, U.S. Treasury Bonds, 2.500% – 6.750% due 08/15/2023 – 08/15/2045, and U.S. Treasury Notes, 0.500% – 3.750% due 07/15/2016 – 02/15/2023, valued at $255,000,005); expected proceeds $250,018,472	0.380%	07/01/2016	07/01/2016	250,000,000	250,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016, U.S. Treasury Bonds, 3.125% – 6.875% due 08/15/2025 – 02/15/2042, and U.S. Treasury Notes, 0.625% – 4.250% due 11/15/2017 – 06/30/2018, valued at $102,000,071); expected proceeds $100,007,000	0.360%	07/01/2016	07/01/2016	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/2043, and U.S. Treasury Notes, 0.875% – 1.875% due 10/15/2018 – 05/31/2022, valued at $140,760,059); expected proceeds $138,001,687	0.440%	07/01/2016	07/01/2016	138,000,000	138,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/27/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2027 – 08/15/2039, valued at $153,001,270); expected proceeds $150,012,667	0.380%	07/05/2016	07/05/2016	150,000,000	150,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2026 – 08/15/2040, valued at $255,002,500); expected proceeds $250,015,556	0.320%	07/06/2016	07/06/2016	250,000,000	250,000,000

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with President and Fellows of Harvard College, dated 06/27/2016 (collateralized by a U.S. Treasury Note, 0.000% due 11/30/2017, valued at $150,773,277); expected proceeds $150,773,450	0.700%	07/05/2016	07/05/2016	$150,750,000	$150,750,000
Agreement with President and Fellows of Harvard College, dated 06/28/2016 (collateralized by U.S. Treasury Notes, 0.000% due 09/15/2017 – 12/31/2017, valued at $503,262,398); expected proceeds $504,688,779	0.650%	07/05/2016	07/05/2016	504,625,000	504,625,000
Agreement with President and Fellows of Harvard College, dated 06/30/2016 (collateralized by U.S. Treasury Notes, 0.000% due 10/31/2020 – 09/30/2021, valued at $383,666,890); expected proceeds $382,887,061	0.620%	07/01/2016	07/06/2016	382,847,500	382,847,500
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Notes, 1.625% – 2.375% due 03/31/2019 – 08/15/2024, valued at $102,000,099); expected proceeds $100,007,778	0.400%	07/07/2016	07/07/2016	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% – 3.625% due 01/15/2025 – 04/15/2028, and a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $171,360,030); expected proceeds $168,001,867	0.400%	07/01/2016	07/01/2016	168,000,000	168,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,016,222,500

TOTAL INVESTMENTS(e)(f) – 99.2%					41,431,982,010
Other Assets in Excess of Liabilities – 0.8%					318,479,537

NET ASSETS – 100.0%					$41,750,461,547

(a)	Rate represents annualized yield at date of purchase.

(b)

Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $4,407,739,674 or 10.6% of net assets as of June 30, 2016.

(c)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2016.

(d)	Illiquid security. These securities represent $1,145,000,000 or 2.7% of net assets as of June 30, 2016.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

(f)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in securities, at value and cost (Note 2)	$35,431,759,510
Repurchase agreements, at amortized cost	6,000,222,500

Total Investments	41,431,982,010
Cash	305,126,768
Interest receivable (Note 2)	16,256,282

Total assets	41,753,365,060
Liabilities
Advisory fee payable (Note 5)	1,858,937
Custodian fees payable (Note 3)	985,185
Professional fees payable	17,506
Printing fee payable	8,457
Accrued expenses and other liabilities	33,428

Total liabilities	2,903,513

Net Assets	$41,750,461,547

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income	$34,127,184
Dividend income – unaffiliated issuers (Note 2)	90,213,508

Total Investment Income (loss)	124,340,692

Expenses
Advisory fee (Note 4)	11,546,466
Administration and custody fees	2,630,925
Trustees’ fees and expenses (Note 5)	384,135
Professional fees	113,970
Printing expense	9,360
Insurance expense	44,893
Miscellaneous expenses	61,726

Total expenses	14,791,475

Net Investment Income (loss)	109,549,217

Realized Gain (loss):
Net realized gain (loss) on:
Investment transactions	35,306

Net Increase (Decrease) in Net Assets from Operations	$109,584,523

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (decrease) in Net Assets From Operations:
Net investment income (loss)	$109,549,217	$71,094,797
Net realized gain (loss)	35,306	160,294

Net increase (decrease) in net assets resulting from operations	109,584,523	71,255,091

Capital Transactions:
Contributions	45,475,714,064	85,345,364,590
Withdrawals	(51,518,693,322)	(78,437,231,019)

Net increase (decrease) in net assets from capital transactions	(6,042,979,258)	6,908,133,571

Net Increase (Decrease) in Net Assets During the Period	(5,933,394,735)	6,979,388,662
Net Assets at Beginning of Period	47,683,856,282	40,704,467,620

Net Assets at End of Period	$41,750,461,547	$47,683,856,282

See accompanying notes to financial statements.

State Street Master Funds

State Street Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Total return(a)	0.24%		0.17%	0.13%	0.15%	0.26%	0.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,750,462		$47,683,856	$40,704,468	$34,053,304	$27,508,762	$22,780,186
Ratios to average net assets:
Total expenses	0.06	%(b)	0.07%	0.07%	0.06%	0.06%	0.07%
Net expenses	0.06	%(b)	0.07%	0.07%	0.06%	0.06%	0.07%
Net investment income (loss)	0.47	%(b)	0.17%	0.13%	0.15%	0.25%	0.20	%(c)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Annualized.

(c)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on July 27, 1999.

As of June 30, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares at with no par value. The financial statements herein relate only to State Street Money Market Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses, which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Distributions

Distributions from net investment income if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Portfolio had invested in repurchase agreements with the gross values of $6,000,222,500 and associated collateral equal to at least $6,141,724,761, though the value may be greater.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to

State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements related disclosure.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA Prime Money Market Fund and SSGA Money Market Fund, each a series of SSGA Funds, will merge with and into the State Street Institutional Liquid Reserve Fund, a series of State Street Institutional Investment Trust, and a feeder fund of State Street Money Market Portfolio, a series of State Street Master Trust, as set forth below effective August 26, 2016:

Selling Funds (Acquired Funds)	Buying Fund (Acquiring Fund)	Acquiring Master Portfolio
SSGA Prime Money Market Fund SSGA Money Market Fund	State Street Institutional Liquid Reserves Fund	State Street Money Market Portfolio

A regulatory filing with respect to the reorganization was issued on May 25, 2016. On August 22, 2016, the shareholders of the SSGA Funds (Selling Funds) approved the reorganization effective August 26, 2016.

State Street Master Funds

State Street Money Market Portfolio

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,002.40	$0.30	$1,024.60	$0.30

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

•	Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM and State Street with respect to State Street Master Funds and State Street Institutional Investment Trust, and the Distributor with respect to State Street Institutional Investment Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to certain Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions, and the Board noted that it was being asked to approve a floating net asset value for certain other money market funds. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund. With respect to the money market Funds, the Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITILRMMSAR IBG-20873

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Portfolio Summary (Unaudited)

TOP FIVE HOLDINGS

AS OF JUNE 30, 2016

DESCRIPTION	MARKET VALUE	% OF NET ASSETS
Nestle SA	$26,770,833	2.0
Novartis AG	20,365,561	1.6
Roche Holding AG	20,102,740	1.5
Toyota Motor Corp.	14,365,819	1.1
HSBC Holdings PLC	13,265,278	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular security.)

Top Five Sectors (excluding short-term investments)*	June 30, 2016
Banks	10.9%
Pharmaceuticals	9.7
Telecommunications	5.4
Insurance	5.2
Food	4.9
Total	36.1%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 97.6%
Australia – 7.2%
AGL Energy, Ltd.	73,011	$1,058,641
Alumina, Ltd.	261,099	256,239
Amcor, Ltd.	125,120	1,404,535
AMP, Ltd.	320,020	1,245,177
APA Group	124,527	864,737
Aristocrat Leisure, Ltd.	57,439	596,579
Asciano, Ltd.	68,941	456,673
ASX, Ltd.	20,256	696,304
Aurizon Holdings, Ltd.	213,920	774,914
AusNet Services	160,085	196,846
Australia & New Zealand Banking Group, Ltd.	314,066	5,713,090
Bank of Queensland, Ltd.	35,333	281,442
Bendigo & Adelaide Bank, Ltd.	56,169	406,036
BHP Billiton PLC	230,029	2,923,599
BHP Billiton, Ltd.	347,540	4,835,602
Boral, Ltd.	80,999	379,664
Brambles, Ltd.	174,302	1,624,732
Caltex Australia, Ltd.	27,381	659,092
Challenger, Ltd.	67,607	440,981
CIMIC Group, Ltd.	9,421	253,935
Coca-Cola Amatil, Ltd.	63,261	389,882
Cochlear, Ltd.	6,685	608,954
Commonwealth Bank of Australia	185,170	10,376,900
Computershare, Ltd.	45,320	312,879
Crown Resorts, Ltd.	37,579	356,857
CSL, Ltd.	50,086	4,217,085
Dexus Property Group REIT	102,308	693,111
Domino’s Pizza Enterprises, Ltd.	6,544	336,196
DUET Group	278,306	521,152
Flight Centre Travel Group, Ltd.	6,354	150,922
Fortescue Metals Group, Ltd.	179,739	480,215
Goodman Group REIT	196,658	1,053,079
GPT Group REIT	194,446	789,471
Harvey Norman Holdings, Ltd.	74,061	257,287
Healthscope, Ltd.	187,756	403,388
Incitec Pivot, Ltd.	182,522	409,341
Insurance Australia Group, Ltd.	257,155	1,057,586
LendLease Group	59,749	566,652
Macquarie Group, Ltd.	33,434	1,737,588
Medibank Pvt, Ltd.	289,731	641,462
Mirvac Group REIT	424,681	644,834
National Australia Bank, Ltd.	287,302	5,507,153
Newcrest Mining, Ltd.(a)	83,974	1,453,081
Oil Search, Ltd.	154,082	776,795
Orica, Ltd.	39,912	370,684
Origin Energy, Ltd.	200,573	874,919
Platinum Asset Management, Ltd.	15,476	67,105
Qantas Airways, Ltd.	64,362	136,120
QBE Insurance Group, Ltd.	150,969	1,190,675
Ramsay Health Care, Ltd.	14,620	788,874
REA Group, Ltd.	5,701	255,437
Santos, Ltd.	182,034	643,325
Scentre Group REIT	584,842	2,162,744
SEEK, Ltd.	32,044	367,262
Sonic Healthcare, Ltd.	44,318	717,554
South32, Ltd.(a)	612,049	716,647
Stockland REIT	245,445	868,825
Suncorp Group, Ltd.	137,681	1,260,491
Sydney Airport	118,214	616,278
Tabcorp Holdings, Ltd.	79,768	274,340
Tatts Group, Ltd.	174,270	500,695
Telstra Corp., Ltd.	464,846	1,939,804
TPG Telecom, Ltd.	36,726	328,787
Transurban Group Stapled Security	218,519	1,964,983
Treasury Wine Estates, Ltd.	76,398	530,025
Vicinity Centres REIT	373,102	929,335
Vocus Communications, Ltd.	49,224	319,610
Wesfarmers, Ltd.	122,157	3,677,945
Westfield Corp.	213,628	1,713,243
Westpac Banking Corp.	362,279	8,020,805
Woodside Petroleum, Ltd.	80,939	1,638,578
Woolworths, Ltd.	137,529	2,159,651

		93,845,429

Austria – 0.2%
Andritz AG	7,493	355,680
Erste Group Bank AG	29,268	667,093
OMV AG	15,751	443,250
Raiffeisen Bank International AG(a)	10,655	134,744
Voestalpine AG	13,453	453,254

		2,054,021

Belgium – 1.5%
Ageas	22,463	781,641
Anheuser-Busch InBev SA	87,167	11,539,102
Colruyt SA	7,584	420,136
Delhaize Group	11,732	1,240,641
Groupe Bruxelles Lambert SA	8,304	681,712
KBC Group NV(a)	27,048	1,331,682
Proximus SADP	16,647	529,588
Solvay SA	8,330	778,929
Telenet Group Holding NV(a)	4,871	222,974
UCB SA	13,814	1,038,378
Umicore SA	11,096	573,775

		19,138,558

Chile – 0.0%(b)
Antofagasta PLC	41,058	257,806

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	256,000	171,854

Denmark – 1.9%
AP Moeller – Maersk A/S Class A	415	523,452
AP Moeller – Maersk A/S Class B	681	890,175
Carlsberg A/S Class B	11,459	1,094,120
Chr Hansen Holding A/S	10,882	715,228
Coloplast A/S Class B	12,934	968,914
Danske Bank A/S	75,181	1,980,314
DSV A/S	21,463	903,173
Genmab A/S(a)	5,840	1,065,727
ISS A/S	17,832	671,183
Novo Nordisk A/S Class B	201,211	10,844,125

See accompanying notes to financial statements.

2

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Novozymes A/S Class B	24,995	$1,201,204
Pandora A/S	12,398	1,689,898
TDC A/S	87,400	428,630
Tryg A/S	12,407	222,312
Vestas Wind Systems A/S	24,004	1,632,793
William Demant Holding A/S(a)	13,515	263,282

		25,094,530

Finland – 0.9%
Elisa Oyj	15,994	615,204
Fortum Oyj	47,073	757,113
Kone Oyj Class B	35,351	1,633,223
Metso Oyj	11,543	271,668
Neste Oyj	13,218	474,495
Nokia Oyj	539,688	3,077,083
Nokia Oyj	75,703	426,577
Nokian Renkaat Oyj	13,319	477,894
Orion Oyj Class B	11,232	436,607
Sampo Oyj Class A	47,683	1,952,167
Stora Enso Oyj Class R	60,592	487,813
UPM-Kymmene Oyj	58,628	1,078,205
Wartsila Oyj Abp	15,595	636,984

		12,325,033

France – 9.2%
Accor SA	18,828	722,196
Aeroports de Paris	3,598	394,661
Air Liquide SA	37,477	3,908,635
Airbus Group SE	63,269	3,630,495
Alstom SA(a)	18,221	421,151
Arkema SA	7,317	560,009
Atos SE	10,122	835,450
AXA SA	210,723	4,171,048
BNP Paribas SA	114,848	5,042,162
Bollore SA	99,747	336,163
Bouygues SA	23,330	669,087
Bureau Veritas SA	30,864	648,691
Cap Gemini SA	17,447	1,507,177
Carrefour SA	63,291	1,558,365
Casino Guichard Perrachon SA	6,952	386,312
Christian Dior SE	6,058	971,490
Cie de Saint-Gobain	50,858	1,929,886
Cie Generale des Etablissements Michelin	19,978	1,884,773
CNP Assurances	19,774	292,056
Credit Agricole SA	112,307	945,178
Danone SA	64,094	4,490,315
Dassault Systemes	14,096	1,063,931
Edenred	24,748	507,290
Eiffage SA	6,108	434,687
Electricite de France SA	29,829	362,074
Engie SA	160,489	2,579,703
Essilor International SA	22,171	2,917,062
Eurazeo SA	4,906	291,367
Eutelsat Communications SA	21,533	406,877
Fonciere Des Regions	4,166	368,615
Gecina SA REIT	4,785	648,820
Groupe Eurotunnel SE	54,050	571,531
Hermes International	2,931	1,093,794
ICADE	4,148	291,796
Iliad SA	2,788	563,405
Imerys SA	4,261	272,171
Ingenico Group SA	6,162	714,978
JCDecaux SA	7,586	256,052
Kering	8,455	1,362,574
Klepierre REIT	24,793	1,095,179
L’Oreal SA	27,241	5,221,015
Lagardere SCA	14,870	323,803
Legrand SA	28,732	1,472,419
LVMH Moet Hennessy Louis Vuitton SE	30,290	4,570,686
Natixis SA	97,747	368,206
Numericable-SFR SA	13,448	336,426
Orange SA	216,527	3,524,644
Pernod Ricard SA	22,730	2,519,301
Peugeot SA(a)	55,390	664,627
Publicis Groupe SA	20,380	1,364,944
Remy Cointreau SA	2,648	228,189
Renault SA	20,511	1,550,202
Rexel SA	33,543	422,171
Safran SA	33,849	2,281,915
Sanofi	126,940	10,557,915
Schneider Electric SE	59,887	3,497,624
SCOR SE	19,112	565,658
Societe BIC SA	3,479	490,701
Societe Generale SA	83,605	2,618,483
Sodexo SA	10,612	1,138,086
Suez Environment Co.	38,119	595,204
Technip SA	11,530	624,735
Thales SA	11,711	973,582
TOTAL SA	242,248	11,629,800
Unibail-Rodamco SE	10,797	2,796,136
Valeo SA	25,281	1,123,540
Veolia Environnement SA	49,058	1,060,533
Vinci SA	54,536	3,852,591
Vivendi SA	125,632	2,352,953
Wendel SA	3,558	368,236
Zodiac Aerospace	21,299	497,410

		120,698,941

Germany – 8.4%
adidas AG	20,376	2,928,120
Allianz SE	49,452	7,062,320
Axel Springer SE	5,227	274,733
BASF SE	99,389	7,629,259
Bayer AG	89,744	9,023,164
Bayerische Motoren Werke AG	35,828	2,610,203
Bayerische Motoren Werke AG, Preference Shares Preference Shares	6,277	400,570
Beiersdorf AG	11,348	1,075,527
Brenntag AG	16,508	800,544
Commerzbank AG	120,298	784,269
Continental AG	11,904	2,254,989
Covestro AG(c)	7,560	337,089
Daimler AG	104,191	6,241,353
Deutsche Bank AG(a)	149,252	2,065,358
Deutsche Boerse AG	21,007	1,727,689
Deutsche Lufthansa AG	27,196	320,103
Deutsche Post AG	104,271	2,940,749
Deutsche Telekom AG	348,943	5,956,698
Deutsche Wohnen AG	36,038	1,228,350

See accompanying notes to financial statements.

3

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
E.ON SE	213,278	$2,155,328
Evonik Industries AG	14,287	426,335
Fraport AG Frankfurt Airport Services Worldwide	4,261	228,384
Fresenius Medical Care AG & Co. KGaA	23,699	2,066,566
Fresenius SE & Co. KGaA	44,291	3,257,908
Fuchs Petrolub SE Preference Shares	8,355	329,048
GEA Group AG	20,690	977,651
Hannover Rueck SE	6,314	662,280
HeidelbergCement AG	14,952	1,127,582
Henkel AG & Co. KGaA	11,132	1,205,426
Henkel AG & Co. KGaA, Preference Shares Preference Shares	19,279	2,358,643
HOCHTIEF AG	2,218	286,677
HUGO BOSS AG	7,164	407,728
Infineon Technologies AG	123,149	1,784,681
KS AG	21,991	450,691
Lanxess AG	10,468	459,758
Linde AG	20,098	2,803,413
MAN SE	3,977	406,328
Merck KGaA	14,137	1,438,479
METRO AG	19,290	593,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,926	3,009,350
OSRAM Licht AG	9,442	491,107
Porsche Automobil Holding SE Preference Shares	16,675	771,582
ProSiebenSat.1 Media SE	24,012	1,051,469
RWE AG(a)	52,725	840,564
SAP SE	106,350	7,996,065
Schaeffler AG Preference Shares	17,706	234,123
Siemens AG	83,025	8,529,330
Symrise AG	13,200	901,360
Telefonica Deutschland Holding AG	79,661	328,485
ThyssenKrupp AG	38,455	773,794
TUI AG	56,693	647,965
United Internet AG	13,253	551,508
Volkswagen AG	3,793	503,353
Volkswagen AG, Preference Shares Preference Shares	20,082	2,434,966
Vonovia SE	51,350	1,877,019
Zalando SE(a)(c)	9,253	245,158

		110,275,117

Hong Kong – 3.2%
AIA Group, Ltd.	1,308,800	7,853,933
ASM Pacific Technology, Ltd.	24,600	177,207
Bank of East Asia, Ltd.	134,377	518,800
BOC Hong Kong Holdings, Ltd.	403,000	1,214,405
Cathay Pacific Airways, Ltd.	112,000	164,314
Cheung Kong Infrastructure Holdings, Ltd.	76,000	653,815
Cheung Kong Property Holdings, Ltd.	297,265	1,876,868
CK Hutchison Holdings, Ltd.	290,000	3,190,195
CLP Holdings, Ltd.	175,000	1,789,955
First Pacific Co., Ltd.	184,000	132,872
Galaxy Entertainment Group, Ltd.	256,000	767,637
Hang Lung Properties, Ltd.	265,000	536,761
Hang Seng Bank, Ltd.	82,000	1,407,620
Henderson Land Development Co., Ltd.	115,868	654,524
HK Electric Investments & HK Electric Investments, Ltd.(c)	283,990	264,635
HKT Trust & HKT, Ltd.	256,000	369,582
Hong Kong & China Gas Co., Ltd.	847,000	1,549,875
Hong Kong Exchanges and Clearing, Ltd.	124,432	3,033,530
Hongkong Land Holdings, Ltd.	125,000	765,033
Hysan Development Co., Ltd.	68,000	302,813
Jardine Matheson Holdings, Ltd.	26,800	1,566,827
Kerry Properties, Ltd.	63,000	156,633
Li & Fung, Ltd.	554,000	269,356
Link REIT	238,500	1,630,944
Melco Crown Entertainment, Ltd. ADR	20,305	255,437
MTR Corp., Ltd.	147,827	751,890
New World Development Co., Ltd.	592,779	604,445
Noble Group, Ltd.(a)	631,000	95,637
NWS Holdings, Ltd.	156,961	249,266
PCCW, Ltd.	533,000	358,845
Power Assets Holdings, Ltd.	144,500	1,328,634
Sands China, Ltd.	266,000	898,404
Shangri-La Asia, Ltd.	162,000	162,652
Sino Land Co., Ltd.	321,556	529,447
SJM Holdings, Ltd.	256,000	157,416
Sun Hung Kai Properties, Ltd.	154,000	1,857,646
Swire Pacific, Ltd. Class A	58,500	662,267
Swire Properties, Ltd.	126,800	338,675
Techtronic Industries Co., Ltd.	160,500	670,260
WH Group, Ltd.(c)	635,000	502,926
Wharf Holdings, Ltd.	148,000	902,229
Wheelock & Co., Ltd.	87,000	410,394
Yue Yuen Industrial Holdings, Ltd.	70,500	281,243

		41,865,847

Ireland – 0.6%
Bank of Ireland(a)	2,986,011	616,230
CRH PLC	88,290	2,575,581
Experian PLC	104,102	1,983,264
James Hardie Industries PLC	45,284	700,201
Kerry Group PLC Class A	16,456	1,461,039
Paddy Power Betfair PLC	8,801	925,952
Ryanair Holdings PLC ADR	3,179	221,068

		8,483,335

Israel – 0.7%
Azrieli Group, Ltd.	4,911	209,290
Bank Hapoalim BM	114,784	579,523
Bank Leumi Le-Israel BM(a)	162,504	571,815

See accompanying notes to financial statements.

4

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	221,837	$440,396
Check Point Software Technologies, Ltd.(a)	13,992	1,114,882
Israel Chemicals, Ltd.	66,773	260,717
Mizrahi Tefahot Bank, Ltd.	12,796	147,868
Nice-Systems, Ltd.	6,463	412,151
Teva Pharmaceutical Industries, Ltd.	98,325	4,987,039

		8,723,681

Italy – 1.7%
Assicurazioni Generali SpA	122,179	1,442,338
Atlantia SpA	43,908	1,098,224
Enel SpA	816,227	3,627,511
Eni SpA	272,318	4,391,013
EXOR SpA	12,043	445,054
Ferrari NV	13,604	559,079
Intesa Sanpaolo SpA	1,362,027	2,597,071
Intesa Sanpaolo SpA	85,993	154,110
Leonardo-Finmeccanica SpA(a)	44,010	445,540
Luxottica Group SpA	18,566	905,841
Mediobanca SpA	65,318	376,756
Poste Italiane SpA(c)	55,726	370,417
Prysmian SpA	23,011	505,618
Saipem SpA(a)	705,226	282,275
Snam SpA	261,374	1,564,295
Telecom Italia SpA/Milano(a)	1,079,964	887,942
Telecom Italia SpA/Milano	679,330	437,539
Terna Rete Elettrica Nazionale SpA	167,286	931,970
UniCredit SpA	549,486	1,209,764
Unione di Banche Italiane SpA	107,263	296,532
UnipolSai SpA	126,413	190,979

		22,719,868

Japan – 22.9%
ABC-Mart, Inc.	3,300	222,926
Acom Co., Ltd.(a)	52,500	256,012
Aeon Co., Ltd.	73,300	1,145,586
AEON Financial Service Co., Ltd.	12,600	274,622
Aeon Mall Co., Ltd.	16,200	213,356
Air Water, Inc.	16,000	236,970
Aisin Seiki Co., Ltd.	20,300	832,326
Ajinomoto Co., Inc.	59,000	1,399,242
Alfresa Holdings Corp.	19,700	414,282
Alps Electric Co., Ltd.	19,800	378,642
Amada Holdings Co., Ltd.	41,000	418,976
ANA Holdings, Inc.	112,000	321,256
Aozora Bank, Ltd.	118,000	412,034
Asahi Glass Co., Ltd.	102,000	557,185
Asahi Group Holdings, Ltd.	42,000	1,366,997
Asahi Kasei Corp.	143,000	1,001,689
Asics Corp.	19,400	329,918
Astellas Pharma, Inc.	228,900	3,613,306
Bandai Namco Holdings, Inc.	21,300	553,295
Bank of Kyoto, Ltd.	28,000	172,873
Benesse Holdings, Inc.	7,800	184,316
Bridgestone Corp.	71,000	2,296,735
Brother Industries, Ltd.	27,900	301,233
Calbee, Inc.	10,000	421,112
Canon, Inc.	115,700	3,324,992
Casio Computer Co., Ltd.	24,400	353,677
Central Japan Railway Co.	15,600	2,792,927
Chiba Bank, Ltd.	85,000	404,332
Chubu Electric Power Co., Inc.	72,800	1,042,834
Chugai Pharmaceutical Co., Ltd.	24,000	860,945
Chugoku Bank, Ltd.	18,200	186,922
Chugoku Electric Power Co., Inc.	28,300	362,149
Concordia Financial Group, Ltd.(a)	137,000	532,563
Credit Saison Co., Ltd.	14,000	236,726
CYBERDYNE, Inc.(a)	11,000	249,576
Dai Nippon Printing Co., Ltd.	56,000	628,222
Dai-ichi Life Insurance Co., Ltd.	114,500	1,290,191
Daicel Corp.	29,800	310,821
Daihatsu Motor Co., Ltd.	22,900	300,258
Daiichi Sankyo Co., Ltd.	64,300	1,572,454
Daikin Industries, Ltd.	25,700	2,174,162
Daito Trust Construction Co., Ltd.	7,700	1,258,416
Daiwa House Industry Co., Ltd.	60,400	1,785,438
Daiwa Securities Group, Inc.	180,000	954,546
Denso Corp.	52,200	1,848,759
Dentsu, Inc.	23,600	1,113,549
Don Quijote Holdings Co., Ltd.	14,200	531,183
East Japan Railway Co.	36,200	3,376,847
Eisai Co., Ltd.	27,500	1,545,596
Electric Power Development Co., Ltd.	15,700	368,190
FamilyMart Co., Ltd.	5,600	343,517
FANUC Corp.	21,200	3,471,364
Fast Retailing Co., Ltd.	5,800	1,567,432
Fuji Electric Co., Ltd.	60,000	251,456
Fuji Heavy Industries, Ltd.	62,600	2,165,931
FUJIFILM Holdings Corp.	46,700	1,823,902
Fujitsu, Ltd.	212,000	784,720
Fukuoka Financial Group, Inc.	97,000	321,937
GungHo Online Entertainment, Inc.	58,900	160,648
Hachijuni Bank, Ltd.	56,700	248,568
Hakuhodo DY Holdings, Inc.	27,200	328,159
Hamamatsu Photonics KK	15,200	429,304
Hankyu Hanshin Holdings, Inc.	131,000	983,235
Hikari Tsushin, Inc.	2,000	168,649
Hino Motors, Ltd.	24,300	243,619
Hirose Electric Co., Ltd.	3,700	457,967
Hiroshima Bank, Ltd.	47,000	158,078
Hisamitsu Pharmaceutical Co., Inc.	7,500	435,306
Hitachi Chemical Co., Ltd.	14,100	265,070
Hitachi Construction Machinery Co., Ltd.	11,300	166,020
Hitachi High-Technologies Corp.	7,200	198,344
Hitachi Metals, Ltd.	20,000	204,520

See accompanying notes to financial statements.

5

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hitachi, Ltd.	529,000	$2,231,017
Hokuriku Electric Power Co.	17,500	218,272
Honda Motor Co., Ltd.	176,700	4,461,727
Hoshizaki Electric Co., Ltd.	5,400	532,107
Hoya Corp.	43,100	1,549,488
Hulic Co., Ltd.	30,200	320,329
Idemitsu Kosan Co., Ltd.	11,800	257,864
IHI Corp.	171,000	463,962
Iida Group Holdings Co., Ltd.	14,000	288,593
Inpex Corp.	97,900	770,674
Isetan Mitsukoshi Holdings, Ltd.	35,800	320,745
Isuzu Motors, Ltd.	67,800	840,586
ITOCHU Corp.	159,600	1,965,267
Iyo Bank, Ltd.	25,600	157,823
J Front Retailing Co., Ltd.	24,600	256,740
Japan Airlines Co., Ltd.	13,000	420,996
Japan Airport Terminal Co., Ltd.	5,500	200,860
Japan Exchange Group, Inc.	55,600	644,361
Japan Post Bank Co., Ltd.	43,800	518,417
Japan Post Holdings Co., Ltd.	52,400	641,660
Japan Prime Realty Investment Corp.	81	349,871
Japan Real Estate Investment Corp.	141	876,628
Japan Retail Fund Investment Corp. REIT	284	729,956
Japan Tobacco, Inc.	119,200	4,835,628
JFE Holdings, Inc.	55,800	732,711
JGC Corp.	23,000	331,425
Joyo Bank, Ltd.	73,000	274,701
JSR Corp.	24,000	319,926
JTEKT Corp.	27,700	316,031
JX Holdings, Inc.	228,600	898,169
Kajima Corp.	92,000	643,304
Kakaku.com, Inc.	18,200	364,007
Kamigumi Co., Ltd.	23,000	213,983
Kaneka Corp.	26,000	174,620
Kansai Electric Power Co., Inc.(a)	80,900	793,090
Kansai Paint Co., Ltd.	24,100	489,772
Kao Corp.	54,600	3,200,943
Kawasaki Heavy Industries, Ltd.	155,000	439,920
KDDI Corp.	205,000	6,275,011
Keihan Holdings Co., Ltd.	56,000	390,597
Keikyu Corp.	48,000	486,206
Keio Corp.	65,000	617,170
Keisei Electric Railway Co., Ltd.	30,000	389,237
Keyence Corp.	4,900	3,365,407
Kikkoman Corp.	15,000	557,141
Kintetsu Group Holdings Co., Ltd.	206,000	887,365
Kirin Holdings Co., Ltd.	90,100	1,529,640
Kobe Steel, Ltd.	363,000	300,303
Koito Manufacturing Co., Ltd.	12,000	556,169
Komatsu, Ltd.	98,700	1,725,865
Konami Holdings Corp.	10,200	391,689
Konica Minolta, Inc.	46,800	343,161
Kose Corp.	2,800	238,832
Kubota Corp.	112,900	1,537,056
Kuraray Co., Ltd.	41,900	503,218
Kurita Water Industries, Ltd.	10,800	242,335
Kyocera Corp.	35,300	1,690,724
Kyowa Hakko Kirin Co., Ltd.	27,700	475,553
Kyushu Electric Power Co., Inc.	50,700	511,837
Kyushu Financial Group, Inc.	42,000	209,548
Lawson, Inc.	7,500	602,701
LIXIL Group Corp.	28,100	464,490
M3, Inc.	21,600	758,799
Mabuchi Motor Co., Ltd.	6,500	277,117
Makita Corp.	11,900	795,324
Marubeni Corp.	186,400	847,646
Marui Group Co., Ltd.	20,500	277,785
Maruichi Steel Tube, Ltd.	6,200	218,117
Mazda Motor Corp.	60,900	811,209
McDonald’s Holdings Co., Japan, Ltd.	8,000	218,732
Medipal Holdings Corp.	17,900	296,227
MEIJI Holdings Co., Ltd.	12,700	1,313,578
Minebea Co., Ltd.	41,000	280,383
Miraca Holdings, Inc.	6,100	266,286
Mitsubishi Chemical Holdings Corp.	149,400	689,354
Mitsubishi Corp.	163,800	2,903,057
Mitsubishi Electric Corp.	211,000	2,535,565
Mitsubishi Estate Co., Ltd.	136,000	2,511,034
Mitsubishi Gas Chemical Co., Inc.	39,000	204,798
Mitsubishi Heavy Industries, Ltd.	355,000	1,436,926
Mitsubishi Logistics Corp.	15,000	211,236
Mitsubishi Materials Corp.	137,000	330,185
Mitsubishi Motors Corp.	83,400	387,535
Mitsubishi Tanabe Pharma Corp.	22,900	416,484
Mitsubishi UFJ Financial Group, Inc.	1,386,700	6,257,273
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,800	184,883
Mitsui & Co., Ltd.	181,800	2,184,456
Mitsui Chemicals, Inc.	98,000	362,496
Mitsui Fudosan Co., Ltd.	95,000	2,194,669
Mitsui OSK Lines, Ltd.	136,000	291,107
Mixi, Inc.	5,600	233,057
Mizuho Financial Group, Inc.	2,563,300	3,713,007
MS&AD Insurance Group Holdings, Inc.	56,000	1,460,513
Murata Manufacturing Co., Ltd.	20,400	2,302,186
Nabtesco Corp.	11,800	283,402
Nagoya Railroad Co., Ltd.	109,000	618,194
NEC Corp.	296,000	694,177
Nexon Co., Ltd.	18,600	277,092
NGK Insulators, Ltd.	30,000	610,508
NGK Spark Plug Co., Ltd.	18,500	281,091
NH Foods, Ltd.	21,000	517,758
NHK Spring Co., Ltd.	18,200	148,681
Nidec Corp.	25,400	1,946,246

See accompanying notes to financial statements.

6

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nikon Corp.	38,700	$527,438
Nintendo Co., Ltd.	12,100	1,750,199
Nippon Building Fund, Inc.	159	985,890
Nippon Electric Glass Co., Ltd.	40,000	168,078
Nippon Express Co., Ltd.	95,000	436,979
Nippon Paint Holdings Co., Ltd.	16,700	415,570
Nippon Prologis, Inc. REIT	190	467,219
Nippon Steel & Sumitomo Metal Corp.	88,900	1,732,396
Nippon Telegraph & Telephone Corp.	74,300	3,507,215
Nippon Yusen KK	200,000	354,162
Nissan Motor Co., Ltd.	265,200	2,382,301
Nisshin Seifun Group, Inc.	21,100	341,412
Nissin Foods Holdings Co., Ltd.	6,900	379,295
Nitori Holdings Co., Ltd.	8,700	1,062,114
Nitto Denko Corp.	17,900	1,142,942
NOK Corp.	13,100	224,240
Nomura Holdings, Inc.	382,500	1,369,333
Nomura Real Estate Holdings, Inc.	13,600	239,212
Nomura Real Estate Master Fund, Inc.	384	611,027
Nomura Research Institute, Ltd.	14,400	531,599
NSK, Ltd.	53,300	392,719
NTT Data Corp.	13,800	656,040
NTT DOCOMO, Inc.	155,100	4,210,341
NTT Urban Development Corp.	8,900	96,310
Obayashi Corp.	73,400	786,624
Obic Co., Ltd.	7,900	437,727
Odakyu Electric Railway Co., Ltd.	63,000	743,594
Oji Holdings Corp.	104,000	401,884
Olympus Corp.	31,100	1,168,964
Omron Corp.	22,000	722,822
Ono Pharmaceutical Co., Ltd.	44,700	1,959,991
Oracle Corp. Japan	3,400	182,491
Oriental Land Co., Ltd.	23,300	1,518,587
ORIX Corp.	141,300	1,840,519
Osaka Gas Co., Ltd.	194,000	750,738
Otsuka Corp.	5,700	268,293
Otsuka Holdings Co., Ltd.	42,200	1,957,493
Panasonic Corp.	236,800	2,050,723
Park24 Co., Ltd.	10,100	349,364
Pola Orbis Holdings, Inc.	2,400	227,350
Rakuten, Inc.	99,000	1,081,550
Recruit Holdings Co., Ltd.	30,000	1,103,234
Resona Holdings, Inc.	249,900	919,372
Ricoh Co., Ltd.	71,500	623,874
Rinnai Corp.	3,600	320,200
Rohm Co., Ltd.	9,300	369,487
Ryohin Keikaku Co., Ltd.	2,800	686,843
Sankyo Co., Ltd.	5,100	192,473
Santen Pharmaceutical Co., Ltd.	39,000	617,003
SBI Holdings, Inc.	25,100	251,593
Secom Co., Ltd.	22,400	1,666,991
Sega Sammy Holdings, Inc.	20,800	225,492
Seibu Holdings, Inc.	18,000	306,877
Seiko Epson Corp.	28,800	464,748
Sekisui Chemical Co., Ltd.	48,000	595,289
Sekisui House, Ltd.	63,600	1,121,096
Seven & i Holdings Co., Ltd.	80,900	3,414,301
Seven Bank, Ltd.	69,300	216,516
Shikoku Electric Power Co., Inc.	16,900	201,504
Shimadzu Corp.	25,000	378,305
Shimamura Co., Ltd.	2,400	359,437
Shimano, Inc.	7,900	1,215,838
Shimizu Corp.	59,000	556,408
Shin-Etsu Chemical Co., Ltd.	41,500	2,447,418
Shinsei Bank, Ltd.	225,000	329,978
Shionogi & Co., Ltd.	32,400	1,782,833
Shiseido Co., Ltd.	41,200	1,080,643
Shizuoka Bank, Ltd.	64,000	453,693
Showa Shell Sekiyu KK	20,300	190,720
SMC Corp.	6,100	1,510,634
SoftBank Group Corp.	104,100	5,925,800
Sohgo Security Services Co., Ltd.	7,600	378,178
Sompo Japan Nipponkoa Holdings, Inc.	37,500	1,004,523
Sony Corp.	138,000	4,092,503
Sony Financial Holdings, Inc.	22,800	259,493
Stanley Electric Co., Ltd.	16,100	346,098
Start Today Co., Ltd.	6,300	335,201
Sumitomo Chemical Co., Ltd.	168,000	697,739
Sumitomo Corp.	125,400	1,272,335
Sumitomo Dainippon Pharma Co., Ltd.	17,000	296,597
Sumitomo Electric Industries, Ltd.	80,500	1,072,463
Sumitomo Heavy Industries, Ltd.	62,000	274,152
Sumitomo Metal Mining Co., Ltd.	50,000	511,966
Sumitomo Mitsui Financial Group, Inc.	145,600	4,231,868
Sumitomo Mitsui Trust Holdings, Inc.	354,000	1,159,428
Sumitomo Realty & Development Co., Ltd.	38,000	1,037,240
Sumitomo Rubber Industries, Ltd.	19,200	258,739
Sundrug Co., Ltd.	3,900	368,600
Suntory Beverage & Food, Ltd.	16,000	728,782
Suruga Bank, Ltd.	18,600	423,110
Suzuken Co., Ltd.	7,900	250,298
Suzuki Motor Corp.	40,300	1,098,420
Sysmex Corp.	16,700	1,157,502
T&D Holdings, Inc.	59,600	509,455
Taiheiyo Cement Corp.	147,000	350,470
Taisei Corp.	114,000	942,866
Taisho Pharmaceutical Holdings Co., Ltd.	3,900	413,097
Taiyo Nippon Sanso Corp.	12,000	111,017
Takashimaya Co., Ltd.	29,000	209,080
Takeda Pharmaceutical Co., Ltd.	77,100	3,347,061

See accompanying notes to financial statements.

7

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
TDK Corp.	14,100	$794,458
Teijin, Ltd.	115,000	383,565
Terumo Corp.	36,500	1,567,898
THK Co., Ltd.	12,900	221,319
Tobu Railway Co., Ltd.	114,000	629,809
Toho Co., Ltd.	14,000	390,230
Toho Gas Co., Ltd.	40,000	329,462
Tohoku Electric Power Co., Inc.	50,200	637,718
Tokio Marine Holdings, Inc.	72,700	2,436,184
Tokyo Electric Power Co. Holdings, Inc.(a)	165,300	704,658
Tokyo Electron, Ltd.	16,700	1,420,580
Tokyo Gas Co., Ltd.	217,000	901,835
Tokyo Tatemono Co., Ltd.	23,400	282,466
Tokyu Corp.	113,000	998,633
Tokyu Fudosan Holdings Corp.	62,300	391,220
TonenGeneral Sekiyu KK	29,000	265,914
Toppan Printing Co., Ltd.	57,000	493,352
Toray Industries, Inc.	159,000	1,365,657
Toshiba Corp.(a)	439,000	1,203,704
TOTO, Ltd.	15,200	611,377
Toyo Seikan Group Holdings, Ltd.	19,900	382,752
Toyo Suisan Kaisha, Ltd.	8,600	351,138
Toyoda Gosei Co., Ltd.	9,700	173,887
Toyota Industries Corp.	17,300	692,371
Toyota Motor Corp.	289,500	14,365,819
Toyota Tsusho Corp.	23,300	504,934
Trend Micro, Inc.	13,400	482,390
Tsuruha Holdings, Inc.	3,900	475,353
Unicharm Corp.	43,800	990,554
United Urban Investment Corp.	300	543,964
USS Co., Ltd.	26,600	442,500
West Japan Railway Co.	18,100	1,154,604
Yahoo! Japan Corp.	157,100	701,221
Yakult Honsha Co., Ltd.	8,900	465,604
Yamada Denki Co., Ltd.	63,200	335,817
Yamaguchi Financial Group, Inc.	27,000	257,000
Yamaha Corp.	19,000	515,484
Yamaha Motor Co., Ltd.	28,000	429,942
Yamato Holdings Co., Ltd.	39,000	901,371
Yamazaki Baking Co., Ltd.	14,000	393,419
Yaskawa Electric Corp.	25,400	333,815
Yokogawa Electric Corp.	24,200	274,701
Yokohama Rubber Co., Ltd.	11,800	148,969

		300,241,785

Jordan – 0.0%(b)
Hikma Pharmaceuticals PLC	15,320	506,606

Luxembourg – 0.3%
ArcelorMittal(a)	196,200	895,482
Millicom International Cellular SA SDR	7,772	476,054
RTL Group SA	4,145	338,883
SES SA	41,509	889,566
Tenaris SA	47,906	693,139

		3,293,124

Macau – 0.0%(b)
MGM China Holdings, Ltd.	98,400	128,228
Wynn Macau, Ltd.	201,200	292,608

		420,836

Mexico – 0.0%
Fresnillo PLC	27,315	604,025

Netherlands – 4.1%
ABN AMRO Group NV(c)	25,066	412,547
Aegon NV	211,377	838,449
AerCap Holdings NV(a)	18,164	610,129
Akzo Nobel NV	26,412	1,642,507
Altice NV Class A(a)	39,020	583,254
Altice NV Class B(a)	13,715	206,856
ASML Holding NV	39,288	3,871,618
Boskalis Westminster	9,346	319,255
Gemalto NV	8,318	504,482
Heineken Holding NV	11,400	924,645
Heineken NV	24,919	2,288,086
ING Groep NV	412,766	4,275,052
Koninklijke Ahold NV	88,866	1,964,510
Koninklijke DSM NV	20,331	1,174,172
Koninklijke KPN NV	364,551	1,300,823
Koninklijke Philips NV	104,931	2,608,912
Koninklijke Vopak NV	7,234	360,494
NN Group NV	36,268	999,480
NXP Semiconductors NV(a)	31,951	2,503,041
OCI NV(a)	6,946	94,198
Randstad Holding NV	12,689	507,994
Royal Dutch Shell PLC Class A	465,296	12,832,704
Royal Dutch Shell PLC Class B	406,246	11,270,795
Wolters Kluwer NV	32,035	1,298,537

		53,392,540

New Zealand – 0.2%
Auckland International Airport, Ltd.	103,603	480,735
Contact Energy, Ltd.	76,046	281,608
Fletcher Building, Ltd.	66,430	407,584
Meridian Energy, Ltd.	159,311	299,903
Mighty River Power, Ltd.	44,790	96,422
Ryman Healthcare, Ltd.	46,924	312,412
Spark New Zealand, Ltd.	194,727	493,680

		2,372,344

Norway – 0.6%
DNB ASA	103,915	1,243,960
Gjensidige Forsikring ASA	18,324	305,323
Marine Harvest ASA	40,807	688,368
Norsk Hydro ASA	150,690	551,703
Orkla ASA	85,725	762,473
Schibsted ASA Class A	7,687	230,446
Schibsted ASA Class B	8,517	243,695
Statoil ASA	118,029	2,039,553
Telenor ASA	84,158	1,393,201
Yara International ASA	20,748	659,161

		8,117,883

Portugal – 0.1%
EDP – Energias de Portugal SA	248,371	761,227
Galp Energia SGPS SA	48,398	673,863

See accompanying notes to financial statements.

8

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Portugal – (continued)
Jeronimo Martins SGPS SA	26,758	$422,476

		1,857,566

Singapore – 1.3%
Ascendas REIT	235,950	437,067
CapitaLand Commercial Trust	210,000	231,181
CapitaLand Mall Trust REIT	296,000	471,066
CapitaLand, Ltd.	270,000	620,467
City Developments, Ltd.	50,000	304,113
ComfortDelGro Corp., Ltd.	218,000	448,091
DBS Group Holdings, Ltd.	190,000	2,242,271
Genting Singapore PLC	654,000	355,082
Global Logistic Properties, Ltd.	284,000	383,756
Golden Agri-Resources, Ltd.	741,000	194,056
Hutchison Port Holdings Trust	627,000	286,896
Jardine Cycle & Carriage, Ltd.	12,333	337,681
Keppel Corp., Ltd.	150,000	619,348
Oversea-Chinese Banking Corp., Ltd.	342,026	2,225,846
Sembcorp Industries, Ltd.	117,000	247,988
Sembcorp Marine, Ltd.	90,000	104,822
Singapore Airlines, Ltd.	58,000	460,984
Singapore Exchange, Ltd.	87,000	496,020
Singapore Press Holdings, Ltd.	173,000	510,247
Singapore Technologies Engineering, Ltd.	187,000	440,569
Singapore Telecommunications, Ltd.	863,000	2,667,854
StarHub, Ltd.	71,000	200,518
Suntec Real Estate Investment Trust	242,000	320,057
United Overseas Bank, Ltd.	140,000	1,930,632
UOL Group, Ltd.	42,000	171,355
Wilmar International, Ltd.	208,000	506,786

		17,214,753

South Africa – 0.1%
Investec PLC	73,909	461,316
Mediclinic International PLC	40,142	590,123
Mondi PLC	41,908	787,892

		1,839,331

Spain – 2.8%
Abertis Infraestructuras SA	58,254	861,784
ACS Actividades de Construccion y Servicios SA	20,153	553,377
Aena SA(c)	7,467	990,824
Amadeus IT Holding SA Class A	46,974	2,071,851
Banco Bilbao Vizcaya Argentaria SA	693,857	3,979,715
Banco de Sabadell SA	593,950	787,391
Banco Popular Espanol SA	359,461	467,645
Banco Santander SA	1,568,780	6,094,503
Bankia SA	510,293	371,879
Bankinter SA	76,450	494,028
CaixaBank SA	277,465	612,186
Distribuidora Internacional de Alimentacion SA	75,755	442,651
Enagas SA	23,006	703,599
Endesa SA	32,697	656,790
Ferrovial SA	54,405	1,066,293
Gas Natural SDG SA	36,694	730,178
Grifols SA	30,438	692,188
Iberdrola SA	588,118	4,016,221
Industria de Diseno Textil SA	116,769	3,926,972
Mapfre SA	125,941	276,886
Red Electrica Corp. SA	12,200	1,091,294
Repsol SA	119,505	1,533,574
Telefonica SA	482,421	4,584,965
Zardoya Otis SA	21,672	204,876

		37,211,670

Sweden – 2.7%
Alfa Laval AB	32,121	505,536
Assa Abloy AB Class B	109,798	2,255,657
Atlas Copco AB Class A	72,834	1,888,975
Atlas Copco AB Class B	43,992	1,041,235
Boliden AB	29,666	578,974
Electrolux AB Series B	26,094	710,441
Getinge AB Class B	23,802	490,720
Hennes & Mauritz AB Class B	103,154	3,030,576
Hexagon AB Class B	28,967	1,058,574
Husqvarna AB Class B	41,457	308,271
ICA Gruppen AB	8,727	292,073
Industrivarden AB Class C	17,805	289,268
Investor AB Class B	50,206	1,684,321
Kinnevik AB Class B	24,583	586,815
Lundin Petroleum AB(a)	19,908	362,272
Nordea Bank AB	329,452	2,790,993
Sandvik AB	113,632	1,136,064
Securitas AB Class B	35,249	543,397
Skandinaviska Enskilda Banken AB Class A	164,756	1,437,217
Skanska AB Class B	36,271	758,402
SKF AB Class B	44,665	714,652
Svenska Cellulosa AB SCA Class B	66,478	2,132,957
Svenska Handelsbanken AB Class A	162,416	1,969,020
Swedbank AB Class A	96,631	2,026,673
Swedish Match AB	20,703	721,472
Tele2 AB Class B	31,279	274,220
Telefonaktiebolaget LM Ericsson Class B	330,084	2,532,296
Telia Co. AB	280,399	1,325,942
Volvo AB Class B	167,227	1,658,932

		35,105,945

Switzerland – 9.5%
ABB, Ltd.	212,643	4,218,585
Actelion, Ltd.	11,282	1,904,346
Adecco Group AG	18,548	937,734
Aryzta AG	10,583	392,027
Baloise Holding AG	5,768	643,958
Barry Callebaut AG	278	343,096
Chocoladefabriken Lindt & Spruengli AG	114	681,515
Chocoladefabriken Lindt & Spruengli AG	12	859,585
Cie Financiere Richemont SA	56,629	3,322,586
Coca-Cola HBC AG	22,195	450,977
Credit Suisse Group AG	202,442	2,161,586

See accompanying notes to financial statements.

9

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Dufry AG(a)	5,281	$633,115
EMS-Chemie Holding AG	979	506,658
Galenica AG	444	599,961
Geberit AG	4,171	1,583,547
Givaudan SA	1,013	2,044,516
Glencore PLC	1,334,681	2,762,405
Julius Baer Group, Ltd.	25,080	1,011,810
Kuehne + Nagel International AG	6,134	861,461
LafargeHolcim, Ltd.	44,069	1,848,091
LafargeHolcim, Ltd.	4,070	167,242
Lonza Group AG	5,904	983,039
Nestle SA	344,713	26,770,833
Novartis AG	246,159	20,365,561
Pargesa Holding SA	4,490	297,576
Partners Group Holding AG	1,977	849,274
Roche Holding AG	76,002	20,102,740
Schindler Holding AG	5,001	907,558
Schindler Holding AG	2,455	447,832
SGS SA	609	1,398,361
Sika AG	239	1,004,507
Sonova Holding AG	6,084	809,406
STMicroelectronics NV	66,604	389,281
Swatch Group AG	3,468	1,011,576
Swatch Group AG	6,082	349,124
Swiss Life Holding AG	3,564	825,577
Swiss Prime Site AG	8,047	730,204
Swiss Re AG	36,218	3,170,763
Swisscom AG	2,875	1,431,687
Syngenta AG	10,057	3,869,478
UBS Group AG	394,088	5,125,595
Wolseley PLC	28,206	1,466,698
Zurich Insurance Group AG	16,281	4,037,147

		124,278,618

United Kingdom – 16.8%
3i Group PLC	110,403	813,415
Aberdeen Asset Management PLC	102,650	386,737
Admiral Group PLC	23,492	641,412
Aggreko PLC	30,813	529,192
Anglo American PLC	149,542	1,471,958
ARM Holdings PLC	154,124	2,350,860
Ashtead Group PLC	57,400	823,315
Associated British Foods PLC	38,163	1,396,394
AstraZeneca PLC	137,122	8,231,807
Auto Trader Group PLC(c)	109,847	521,443
Aviva PLC	439,139	2,324,478
Babcock International Group PLC	27,736	336,732
BAE Systems PLC	345,995	2,432,258
Barclays PLC	1,822,932	3,404,580
Barratt Developments PLC	112,673	614,820
Berkeley Group Holdings PLC	14,920	505,914
BP PLC	2,005,029	11,785,396
British American Tobacco PLC	201,996	13,149,801
British Land Co. PLC REIT	109,324	891,334
BT Group PLC	918,431	5,069,293
Bunzl PLC	35,542	1,098,135
Burberry Group PLC	47,571	743,072
Capita PLC	74,574	964,930
Centrica PLC	602,938	1,830,880
CNH Industrial NV	101,497	737,019
Cobham PLC	209,526	443,276
Coca-Cola European Partners PLC(a)	23,100	828,656
Compass Group PLC	178,335	3,407,038
Croda International PLC	15,227	641,869
DCC PLC	9,442	834,356
Diageo PLC	272,944	7,656,660
Direct Line Insurance Group PLC	150,518	698,769
Dixons Carphone PLC	111,832	481,992
easyJet PLC	19,322	281,950
Fiat Chrysler Automobiles NV	97,526	600,966
G4S PLC	163,916	403,328
GKN PLC	183,596	666,550
GlaxoSmithKline PLC	528,223	11,390,878
Hammerson PLC	90,069	651,433
Hargreaves Lansdown PLC	29,495	494,058
HSBC Holdings PLC	2,132,208	13,265,278
ICAP PLC	60,820	343,643
IMI PLC	31,902	415,151
Imperial Brands PLC	103,984	5,662,847
Inmarsat PLC	53,077	574,388
InterContinental Hotels Group PLC	21,078	780,603
International Consolidated Airlines Group SA	92,503	458,503
Intertek Group PLC	18,367	859,347
Intu Properties PLC	112,609	439,625
ITV PLC	387,053	931,896
J Sainsbury PLC	144,253	451,249
Johnson Matthey PLC	21,107	794,966
Kingfisher PLC	243,289	1,049,303
Land Securities Group PLC REIT	87,626	1,224,441
Legal & General Group PLC	634,529	1,631,228
Lloyds Banking Group PLC	6,967,250	5,067,342
London Stock Exchange Group PLC	33,900	1,156,672
Marks & Spencer Group PLC	183,261	788,092
Meggitt PLC	91,634	500,147
Merlin Entertainments PLC(c)	80,718	477,328
National Grid PLC	403,826	5,963,151
Next PLC	15,891	1,054,389
Old Mutual PLC	532,186	1,443,677
Pearson PLC	87,964	1,149,016
Persimmon PLC	34,573	673,224
Petrofac, Ltd.	32,331	337,469
Provident Financial PLC	16,972	525,494
Prudential PLC	277,437	4,727,429
Randgold Resources, Ltd.	10,372	1,168,772
Reckitt Benckiser Group PLC	66,488	6,694,653
RELX NV	108,258	1,874,955
RELX PLC	114,276	2,113,100
Rio Tinto PLC	134,130	4,184,325
Rio Tinto, Ltd.	44,851	1,548,925
Rolls-Royce Holdings PLC	189,785	1,819,044
Royal Bank of Scotland Group PLC(a)	370,380	842,837
Royal Mail PLC	102,840	693,816

See accompanying notes to financial statements.

10

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
RSA Insurance Group PLC	110,275	$742,185
SABMiller PLC	105,485	6,177,436
Sage Group PLC	118,957	1,032,498
Schroders PLC	15,828	502,260
Segro PLC	87,200	485,351
Severn Trent PLC	26,534	869,393
Sky PLC	112,957	1,288,931
Smith & Nephew PLC	96,263	1,641,472
Smiths Group PLC	41,723	647,442
SSE PLC	109,137	2,280,955
St James’s Place PLC	59,961	634,971
Standard Chartered PLC	353,306	2,691,698
Standard Life PLC	221,102	875,963
Tate & Lyle PLC	49,965	448,597
Taylor Wimpey PLC	363,309	647,228
Tesco PLC(a)	872,093	2,056,731
Travis Perkins PLC	28,595	566,530
Unilever NV	176,906	8,236,724
Unilever PLC	139,207	6,697,934
United Utilities Group PLC	76,721	1,067,811
Vodafone Group PLC	2,881,028	8,820,466
Weir Group PLC	23,478	455,332
Whitbread PLC	19,518	917,040
William Hill PLC	102,096	353,140
Wm Morrison Supermarkets PLC	255,089	643,046
Worldpay Group PLC(a)(c)	161,116	588,858
WPP PLC	140,533	2,941,114

		220,534,385

United States – 0.7%
Ball Corp.	830	59,981
Carnival PLC	21,296	948,624
Mobileye NV(a)	18,707	863,141
QIAGEN NV(a)	22,689	494,979
Shire PLC	65,616	4,072,137
Shire PLC ADR	10,670	1,964,134
Taro Pharmaceutical Industries, Ltd.(a)	1,599	232,815

		8,635,811

TOTAL COMMON STOCKS (Cost $1,366,176,407)		1,281,281,242

RIGHTS – 0.0%(b)
Hong Kong – 0.0%(b)
Noble Group, Ltd. (expiring 7/20/16)(a)	631,000	42,195

Spain – 0.0%(b)
ACS Actividades de Construccion y Servicios SA (expiring 7/18/16)(a)	20,153	14,172
Repsol SA (expiring 7/8/16)(a)	119,505	38,900

		53,072

TOTAL RIGHTS (Cost $114,639)		95,267

SHORT-TERM INVESTMENT – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47%(d)(e) (Cost $25,807,291)	25,807,291	25,807,291

TOTAL INVESTMENTS – 97.8% (Cost $1,392,098,337)		1,307,183,800
Other Assets in Excess of Liabilities – 2.2%		29,210,899

NET ASSETS – 100.0%		$1,312,749,066

(a)	Non-income producing security.

(b)	Amount is less than 0.05% of net assets.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of June 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	09/16/2016	349	$28,185,240	$(136,775)

During the period ended June 30, 2016, average notional value related to futures contracts was $28,580,483 or 2.2% of net assets.

See accompanying notes to financial statements.

11

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Portfolio’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$–	$93,845,429	$–	$93,845,429
Austria	–	2,054,021	–	2,054,021
Belgium	–	19,138,558	–	19,138,558
Chile	–	257,806	–	257,806
China	–	171,854	–	171,854
Denmark	–	25,094,530	–	25,094,530
Finland	–	12,325,033	–	12,325,033
France	–	120,698,941	–	120,698,941
Germany	–	110,275,117	–	110,275,117
Hong Kong	625,019	41,240,828	–	41,865,847
Ireland	221,068	8,262,267	–	8,483,335
Israel	1,114,882	7,608,799	–	8,723,681
Italy	–	22,719,868	–	22,719,868
Japan	532,563	299,709,222	–	300,241,785
Jordan	–	506,606	–	506,606
Luxembourg	–	3,293,124	–	3,293,124
Macau	–	420,836	–	420,836
Mexico	–	604,025	–	604,025
Netherlands	3,113,170	50,279,370	–	53,392,540
New Zealand	–	2,372,344	–	2,372,344
Norway	–	8,117,883	–	8,117,883
Portugal	–	1,857,566	–	1,857,566
Singapore	–	17,214,753	–	17,214,753
South Africa	–	1,839,331	–	1,839,331
Spain	–	37,211,670	–	37,211,670
Sweden	–	35,105,945	–	35,105,945
Switzerland	–	124,278,618	–	124,278,618
United Kingdom	9,065,380	211,469,005	–	220,534,385
United States	3,120,071	5,515,740	–	8,635,811
Rights
Hong Kong	–	42,195	–	42,195
Spain	53,072	–	–	53,072
Short-Term Investment	25,807,291	–	–	25,807,291

Total Investments	$43,652,516	$1,263,531,284	$–	$1,307,183,800

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(136,775)	$–	$–	$(136,775)

Total Other Financial Instruments	$(136,775)	$–	$–	$(136,775)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 4/30/16*	Value at 4/30/16*	Shares purchased	Shares sold	Number of shares held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	62,360,126	36,552,835	25,807,291	$25,807,291	$15,992	$–

*	Commencement of operations.

See accompanying notes to financial statements.

12

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (Note 2)	$1,281,376,509
Investments in affiliated issuers, at value (Note 2)	25,807,291

Total investments	1,307,183,800
Foreign currency, at value	759,427
Cash at broker	1,745,000
Receivable from broker – variation margin on open futures contracts	1,281,212
Receivable for investments sold	394,383
Dividends receivable – unaffiliated issuers (Note 2)	3,127,913
Interest receivable – affiliated issuers (Note 2)	9,511
Receivable for foreign taxes recoverable	767,631

Total assets	1,315,268,877

Liabilities
Payable for investments purchased	2,250,558
Advisory fee payable (Note 4)	238,242
Custodian fees payable (Note 4)	26,053
Professional fees payable	3,708
Printing and postage fees payable	1,250

Total liabilities	2,519,811

Net Assets	$1,312,749,066

Cost of Investments:
Investments in unaffiliated issuers	$1,366,291,046
Investments in affiliated issuers	25,807,291

Total cost of investments	$1,392,098,337

Foreign currency, at cost	$778,654

See accompanying notes to financial statements.

13

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Operations

For the Period Ended June 30, 2016 (Unaudited) (a)

Investment Income
Dividend income – unaffiliated issuers (Note 2)	$12,892,090
Dividend income – affiliated issuers (Note 2)	15,992
Foreign taxes withheld	(1,219,720)

Total investment income (loss)	11,688,362

Expenses
Advisory fee (Note 4)	238,242
Administration and custody fees	26,053
Professional fees	3,708
Printing and postage expenses	1,287

Net expenses	269,290

Net Investment Income (Loss)	11,419,072

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	(3,009,054)
Foreign currency transactions	(37,573)
Futures contracts	(287,072)

Net realized gain (loss)	(3,333,699)

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers	(84,914,537)
Foreign currency transactions	(102,505)
Futures contracts	(136,775)

Net change in unrealized appreciation/depreciation	(85,153,817)

Net realized and unrealized gain (loss)	(88,487,516)

Net Increase (Decrease) in Net Assets from Operations	$(77,068,444)

(a)	For the period April 29, 2016 (inception date) through June 30, 2016.

See accompanying notes to financial statements.

14

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Changes in Net Assets

For the Period 4/29/16* - 6/30/16 (Unaudited)
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$11,419,072
Net realized gain (loss)	(3,333,699)
Net change in unrealized appreciation/depreciation	(85,153,817)

Net increase (decrease) in net assets resulting from operations	(77,068,444)

Capital Transactions:
In-kind subscriptions (Note 1)	31,466,206
Contributions	1,360,571,991
Withdrawals	(2,220,687)

Net increase (decrease) in net assets from capital transactions	1,389,817,510

Net increase (decrease) in net assets during the period	1,312,749,066

Net assets at beginning of period	–

Net assets at end of period	$1,312,749,066

*	Inception date.

See accompanying notes to financial statements.

15

State Street Master Funds

State Street International Developed Equity Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	For the Period 4/30/16* - 6/30/16 (Unaudited)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,312,749
Ratios to average net assets:
Net expenses	0.12	%(a)
Net investment income (loss)	5.27	%(a)
Portfolio turnover rate	1	%(b)
Total Return	(3.50)%

*	Commencement of operations.

(a)	Annualized.

(b)	Not annualized.

See accompanying notes to financial statements.

16

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on July 27, 1999. The Trust consists of ten (10) investment portfolios (together the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 30, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA FM. The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations

17

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Trustee believes, with a reasonably high degree of certainty, has caused the closing market prices of a portfolio’s securities to no longer reflect their value at the time of the Portfolio’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Trustee. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At June 30, 2016, the independent fair value service was used for certain foreign securities in the Portfolio’s, and these securities were classified within Level 2 of the fair value hierarchy.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying benchmarks. Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical asset or liability (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market

18

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no material transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to the Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

19

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2016, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2016, the Portfolio entered into futures contracts for cash equalization and return enhancement.

20

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The following tables summarize the value of the Portfolio’s derivative instruments as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(136,775)	$–	$(136,775)

(a)	Unrealized depreciation on open futures contracts.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	(287,072)	$–	$(287,072)

(a)	Net realized gain/loss on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(136,775)	$–	$(136,775)

(a)	Net change in unrealized appreciation (depreciation) on futures contracts.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

21

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six months ended June 30, 2016 are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars. The Portfolio has not made any payments to the Independent Trustees during the period ended June 30, 2016.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments and derivative contracts) for the six months ended June 30, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street International Developed Equity Index Portfolio	$–	$–	$78,289,465	$15,118,671

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

22

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$1,392,098,337	$51,800,273	$136,714,810	$(84,914,537)

8.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

23

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street International Developed Equity Index Portfolio	0.12%	$965.00	$0.20	$1,008.10	$0.20

(a)	Actual period is from commencement of operations 4/30/2016.

(b)	Hypothetical Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

24

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

25

Trustees

William L. Boyan

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent of  the
Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SSIITHIDESAR IBG-20872

Semi-Annual Report

30 June 2016

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Semi-Annual Report

June 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2016
Common Stocks	98.1%
Short-Term Investments	1.9
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2016
Information Technology	19.4%
Financials	15.4
Health Care	14.4
Consumer Discretionary	12.1
Consumer Staples	10.3
Total	71.6%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 98.1%
Consumer Discretionary – 12.1%
Advance Auto Parts, Inc.	6,200	$1,002,106
Amazon.com, Inc.(a)	31,602	22,615,023
AutoNation, Inc.(a)	7,269	341,498
AutoZone, Inc.(a)	2,488	1,975,074
Bed Bath & Beyond, Inc.	14,630	632,309
Best Buy Co., Inc.	22,313	682,778
BorgWarner, Inc.	16,623	490,711
CarMax, Inc.(a)	15,197	745,109
Carnival Corp.	36,049	1,593,366
CBS Corp. Class B	33,693	1,834,247
Chipotle Mexican Grill, Inc.(a)	2,414	972,263
Coach, Inc.	22,500	916,650
Comcast Corp. Class A	196,665	12,820,591
D.R. Horton, Inc.	26,179	824,115
Darden Restaurants, Inc.	9,917	628,143
Delphi Automotive PLC	23,481	1,469,911
Discovery Communications, Inc. Class A(a)	12,597	317,822
Discovery Communications, Inc. Class C(a)	18,697	445,923
Dollar General Corp.	23,287	2,188,978
Dollar Tree, Inc.(a)	18,682	1,760,592
Expedia, Inc.	9,323	991,035
Foot Locker, Inc.	12,300	674,778
Ford Motor Co.	315,660	3,967,846
Gap, Inc.	19,364	410,904
Garmin, Ltd.	9,160	388,567
General Motors Co.	113,577	3,214,229
Genuine Parts Co.	12,420	1,257,525
Goodyear Tire & Rubber Co.	23,813	611,042
H&R Block, Inc.	20,651	474,973
Hanesbrands, Inc.	30,400	763,952
Harley-Davidson, Inc.	14,785	669,760
Harman International Industries, Inc.	6,105	438,461
Hasbro, Inc.	9,128	766,661
Home Depot, Inc.	102,510	13,089,502
Interpublic Group of Cos., Inc.	31,928	737,537
Johnson Controls, Inc.	52,106	2,306,212
Kohl’s Corp.	15,788	598,681
L Brands, Inc.	20,346	1,365,827
Leggett & Platt, Inc.	12,244	625,791
Lennar Corp. Class A	15,425	711,092
LKQ Corp.(a)	25,000	792,500
Lowe’s Cos., Inc.	74,312	5,883,281
Macy’s, Inc.	24,361	818,773
Marriott International, Inc. Class A	14,897	990,055
Mattel, Inc.	27,743	868,078
McDonald’s Corp.	72,115	8,678,319
Michael Kors Holdings, Ltd.(a)	15,186	751,403
Mohawk Industries, Inc.(a)	5,069	961,893
Netflix, Inc.(a)	34,596	3,164,842
Newell Brands, Inc.	37,350	1,814,089
News Corp. Class A	28,814	327,039
News Corp. Class B	7,500	87,525
NIKE, Inc. Class B	109,802	6,061,070
Nordstrom, Inc.	10,656	405,461

O’Reilly Automotive, Inc.(a)	7,820	2,120,002
Omnicom Group, Inc.	20,250	1,650,172
Priceline Group, Inc.(a)	4,008	5,003,627
PulteGroup, Inc.	27,643	538,762
PVH Corp.	7,251	683,262
Ralph Lauren Corp.	5,436	487,174
Ross Stores, Inc.	32,344	1,833,581
Royal Caribbean Cruises, Ltd.	14,600	980,390
Scripps Networks Interactive, Inc. Class A	8,863	551,899
Signet Jewelers, Ltd.	6,300	519,183
Staples, Inc.	55,534	478,703
Starbucks Corp.	120,292	6,871,079
Starwood Hotels & Resorts Worldwide, Inc.	13,444	994,184
Target Corp.	48,744	3,403,306
TEGNA, Inc.	19,952	462,288
Tiffany & Co.	8,481	514,288
Time Warner, Inc.	64,080	4,712,443
TJX Cos., Inc.	54,275	4,191,658
Tractor Supply Co.	11,074	1,009,727
TripAdvisor, Inc.(a)	9,015	579,665
Twenty-First Century Fox, Inc. Class A	90,109	2,437,448
Twenty-First Century Fox, Inc. Class B	34,400	937,400
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,200	1,266,928
Under Armour, Inc. Class A(a)	14,376	576,909
Under Armour, Inc. Class C(a)	14,478	527,001
Urban Outfitters, Inc.(a)	9,239	254,073
VF Corp.	28,628	1,760,336
Viacom, Inc. Class B	27,641	1,146,272
Walt Disney Co.	121,293	11,864,881
Whirlpool Corp.	6,359	1,059,664
Wyndham Worldwide Corp.	8,946	637,224
Wynn Resorts, Ltd.	6,959	630,764
Yum! Brands, Inc.	32,890	2,727,239

		183,337,444

Consumer Staples – 10.3%
Altria Group, Inc.	159,570	11,003,947
Archer-Daniels-Midland Co.	47,792	2,049,799
Brown-Forman Corp. Class B	8,861	883,973
Campbell Soup Co.	14,083	936,942
Church & Dwight Co., Inc.	10,300	1,059,767
Clorox Co.	10,379	1,436,350
Coca-Cola Co.	315,022	14,279,947
Colgate-Palmolive Co.	72,479	5,305,463
ConAgra Foods, Inc.	34,551	1,651,883
Constellation Brands, Inc. Class A	14,076	2,328,170
Costco Wholesale Corp.	35,734	5,611,667
CVS Health Corp.	89,527	8,571,315
Dr. Pepper Snapple Group, Inc.	15,003	1,449,740
Estee Lauder Cos., Inc. Class A	17,763	1,616,788
General Mills, Inc.	47,922	3,417,797
Hershey Co.	12,115	1,374,931
Hormel Foods Corp.	21,098	772,187
J.M. Smucker Co.	9,555	1,456,278
Kellogg Co.	21,307	1,739,716

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kimberly-Clark Corp.	29,173	$4,010,704
Kraft Heinz Co.	48,151	4,260,400
Kroger Co.	78,610	2,892,062
McCormick & Co., Inc.	9,561	1,019,872
Mead Johnson Nutrition Co.	15,568	1,412,796
Molson Coors Brewing Co. Class B	14,609	1,477,408
Mondelez International, Inc. Class A	127,294	5,793,150
Monster Beverage Corp.(a)	11,929	1,917,110
PepsiCo, Inc.	116,838	12,377,818
Philip Morris International, Inc.	127,187	12,937,462
Procter & Gamble Co.	217,861	18,446,291
Reynolds American, Inc.	66,892	3,607,486
Sysco Corp.	42,035	2,132,856
Tyson Foods, Inc. Class A	23,291	1,555,606
Wal-Mart Stores, Inc.	125,499	9,163,937
Walgreens Boots Alliance, Inc.	70,113	5,838,309
Whole Foods Market, Inc.	26,187	838,508

		156,628,435

Energy – 7.2%
Anadarko Petroleum Corp.	40,644	2,164,293
Apache Corp.	31,770	1,768,636
Baker Hughes, Inc.	34,694	1,565,740
Cabot Oil & Gas Corp.	38,322	986,408
Chesapeake Energy Corp.(a)	45,894	196,426
Chevron Corp.	154,334	16,178,833
Cimarex Energy Co.	7,742	923,775
Columbia Pipeline Group, Inc.	30,978	789,629
Concho Resources, Inc.(a)	10,300	1,228,481
ConocoPhillips	100,103	4,364,491
Devon Energy Corp.	40,850	1,480,813
Diamond Offshore Drilling, Inc.	5,854	142,428
EOG Resources, Inc.	44,363	3,700,761
EQT Corp.	14,343	1,110,579
Exxon Mobil Corp.	338,772	31,756,487
FMC Technologies, Inc.(a)	17,509	466,965
Halliburton Co.	68,967	3,123,515
Helmerich & Payne, Inc.	9,474	635,990
Hess Corp.	22,344	1,342,874
Kinder Morgan, Inc.	147,176	2,755,135
Marathon Oil Corp.	71,589	1,074,551
Marathon Petroleum Corp.	42,102	1,598,192
Murphy Oil Corp.	14,562	462,344
National Oilwell Varco, Inc.	29,941	1,007,515
Newfield Exploration Co.(a)	15,685	692,963
Noble Energy, Inc.	36,495	1,309,076
Occidental Petroleum Corp.	61,835	4,672,253
ONEOK, Inc.	18,404	873,270
Phillips 66	37,892	3,006,351
Pioneer Natural Resources Co.	13,024	1,969,359
Range Resources Corp.	14,541	627,299
Schlumberger, Ltd.	113,193	8,951,302
Southwestern Energy Co.(a)	37,344	469,788
Spectra Energy Corp.	53,441	1,957,544
Tesoro Corp.	9,949	745,379
Transocean, Ltd.	27,890	331,612

Valero Energy Corp.	37,786	1,927,086
Williams Cos., Inc.	58,010	1,254,756

		109,612,899

Financials – 15.4%
Affiliated Managers Group, Inc.(a)	4,276	601,933
Aflac, Inc.	33,737	2,434,462
Allstate Corp.	30,267	2,117,177
American Express Co.	66,352	4,031,548
American International Group, Inc.	93,232	4,931,040
American Tower Corp. REIT	34,282	3,894,778
Ameriprise Financial, Inc.	14,063	1,263,561
Aon PLC	21,682	2,368,325
Apartment Investment & Management Co. Class A REIT	11,865	523,958
Arthur J Gallagher & Co.	14,500	690,200
Assurant, Inc.	5,046	435,520
AvalonBay Communities, Inc. REIT	11,029	1,989,521
Bank of America Corp.	834,566	11,074,691
Bank of New York Mellon Corp.	86,891	3,375,715
BB&T Corp.	65,339	2,326,722
Berkshire Hathaway, Inc. Class B(a)	153,219	22,184,579
BlackRock, Inc.	10,218	3,499,972
Boston Properties, Inc. REIT	12,221	1,611,950
Capital One Financial Corp.	42,568	2,703,494
CBRE Group, Inc. Class A(a)	25,008	662,212
Charles Schwab Corp.	96,789	2,449,730
Chubb, Ltd.	37,341	4,880,842
Cincinnati Financial Corp.	11,705	876,587
Citigroup, Inc.	238,293	10,101,240
Citizens Financial Group, Inc.	42,100	841,158
CME Group, Inc.	27,192	2,648,501
Comerica, Inc.	15,117	621,762
Crown Castle International Corp. REIT	26,842	2,722,584
Digital Realty Trust, Inc. REIT	12,000	1,307,880
Discover Financial Services	33,277	1,783,314
E*TRADE Financial Corp.(a)	25,589	601,086
Equinix, Inc. REIT	5,538	2,147,249
Equity Residential REIT	29,338	2,020,801
Essex Property Trust, Inc. REIT	5,555	1,267,040
Extra Space Storage, Inc. REIT	10,800	999,432
Federal Realty Investment Trust REIT	6,100	1,009,855
Fifth Third Bancorp	61,454	1,080,976
Franklin Resources, Inc.	32,151	1,072,879
General Growth Properties, Inc. REIT	46,542	1,387,882
Goldman Sachs Group, Inc.	31,888	4,737,919
Hartford Financial Services Group, Inc.	33,230	1,474,747
HCP, Inc. REIT	37,177	1,315,322
Host Hotels & Resorts, Inc. REIT	59,959	971,935
Huntington Bancshares, Inc.	62,965	562,907

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Financials – (continued)
Intercontinental Exchange, Inc.	9,525	$2,438,019
Invesco, Ltd.	32,689	834,877
Iron Mountain, Inc. REIT	20,674	823,445
JPMorgan Chase & Co.	296,772	18,441,412
KeyCorp	66,479	734,593
Kimco Realty Corp. REIT	32,916	1,032,904
Legg Mason, Inc.	9,115	268,801
Leucadia National Corp.	27,909	483,663
Lincoln National Corp.	20,010	775,788
Loews Corp.	23,212	953,781
M&T Bank Corp.	12,634	1,493,718
Macerich Co. REIT	10,145	866,282
Marsh & McLennan Cos., Inc.	41,934	2,870,802
MetLife, Inc.	88,726	3,533,957
Moody’s Corp.	13,434	1,258,900
Morgan Stanley	123,255	3,202,165
Nasdaq, Inc.	9,225	596,581
Navient Corp.	26,641	318,360
Northern Trust Corp.	18,010	1,193,343
People’s United Financial, Inc.	28,734	421,240
PNC Financial Services Group, Inc.	40,442	3,291,574
Principal Financial Group, Inc.	22,826	938,377
Progressive Corp.	46,852	1,569,542
Prologis, Inc. REIT	41,947	2,057,081
Prudential Financial, Inc.	35,937	2,563,746
Public Storage REIT	11,852	3,029,253
Realty Income Corp. REIT	19,800	1,373,328
Regions Financial Corp.	108,943	927,105
S&P Global, Inc.	21,298	2,284,423
Simon Property Group, Inc. REIT	25,135	5,451,781
SL Green Realty Corp. REIT	8,000	851,760
State Street Corp.(b)	32,147	1,733,366
SunTrust Banks, Inc.	40,082	1,646,569
Synchrony Financial(a)	66,671	1,685,443
T Rowe Price Group, Inc.	19,920	1,453,562
Torchmark Corp.	9,884	611,029
Travelers Cos., Inc.	23,798	2,832,914
UDR, Inc. REIT	23,300	860,236
Unum Group	19,924	633,384
US Bancorp	132,530	5,344,935
Ventas, Inc. REIT	26,803	1,951,794
Vornado Realty Trust REIT	14,046	1,406,286
Wells Fargo & Co.	378,146	17,897,650
Welltower, Inc. REIT	28,481	2,169,398
Weyerhaeuser Co. REIT	59,998	1,786,140
Willis Towers Watson PLC	11,079	1,377,230
XL Group PLC Class A	23,520	783,451
Zions Bancorp	18,258	458,824

		233,117,798

Health Care – 14.4%
Abbott Laboratories	119,559	4,699,864
AbbVie, Inc.	131,163	8,120,301
Aetna, Inc.	28,215	3,445,898
Agilent Technologies, Inc.	27,475	1,218,791
Alexion Pharmaceuticals, Inc.(a)	18,127	2,116,509
Allergan PLC(a)	32,126	7,423,997

AmerisourceBergen Corp.	15,152	1,201,857
Amgen, Inc.	61,291	9,325,426
Anthem, Inc.	21,119	2,773,769
Baxter International, Inc.	45,370	2,051,631
Becton Dickinson and Co.	17,004	2,883,708
Biogen, Inc.(a)	17,747	4,291,580
Boston Scientific Corp.(a)	108,077	2,525,759
Bristol-Myers Squibb Co.	136,012	10,003,683
C.R. Bard, Inc.	5,862	1,378,508
Cardinal Health, Inc.	26,424	2,061,336
Celgene Corp.(a)	63,565	6,269,416
Centene Corp.(a)	13,500	963,495
Cerner Corp.(a)	23,963	1,404,232
Cigna Corp.	20,611	2,638,002
DaVita HealthCare Partners, Inc.(a)	12,972	1,002,995
DENTSPLY SIRONA, Inc.	19,066	1,182,855
Edwards Lifesciences Corp.(a)	17,190	1,714,359
Eli Lilly & Co.	79,057	6,225,739
Endo International PLC(a)	18,600	289,974
Express Scripts Holding Co.(a)	51,047	3,869,363
Gilead Sciences, Inc.	109,446	9,129,985
HCA Holdings, Inc.(a)	24,500	1,886,745
Henry Schein, Inc.(a)	6,900	1,219,920
Hologic, Inc.(a)	22,100	764,660
Humana, Inc.	11,917	2,143,630
Illumina, Inc.(a)	11,800	1,656,484
Intuitive Surgical, Inc.(a)	3,052	2,018,623
Johnson & Johnson	224,841	27,273,213
Laboratory Corp. of America Holdings(a)	8,547	1,113,418
Mallinckrodt PLC(a)	10,300	626,034
McKesson Corp.	18,431	3,440,146
Medtronic PLC	114,504	9,935,512
Merck & Co., Inc.	224,298	12,921,808
Mylan NV(a)	32,807	1,418,575
Patterson Cos., Inc.	6,459	309,322
PerkinElmer, Inc.	9,732	510,151
Perrigo Co. PLC	11,614	1,053,041
Pfizer, Inc.	496,448	17,479,934
Quest Diagnostics, Inc.	11,358	924,655
Regeneron Pharmaceuticals, Inc.(a)	6,258	2,185,481
St. Jude Medical, Inc.	23,553	1,837,134
Stryker Corp.	25,195	3,019,117
Thermo Fisher Scientific, Inc.	32,112	4,744,869
UnitedHealth Group, Inc.	77,422	10,931,986
Universal Health Services, Inc. Class B	7,800	1,045,980
Varian Medical Systems, Inc.(a)	7,531	619,274
Vertex Pharmaceuticals, Inc.(a)	19,748	1,698,723
Waters Corp.(a)	6,815	958,530
Zimmer Biomet Holdings, Inc.	14,227	1,712,646
Zoetis, Inc.	36,528	1,733,619

		217,396,262

Industrials – 10.0%
3M Co.	49,243	8,623,434
Acuity Brands, Inc.	3,600	892,656
Alaska Air Group, Inc.	10,200	594,558
Allegion PLC	7,537	523,294

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Industrials – (continued)
American Airlines Group, Inc.	48,300	$1,367,373
AMETEK, Inc.	18,401	850,678
Boeing Co.	49,324	6,405,708
C.H. Robinson Worldwide, Inc.	11,382	845,114
Caterpillar, Inc.	47,055	3,567,240
Cintas Corp.	6,922	679,256
CSX Corp.	77,059	2,009,699
Cummins, Inc.	13,644	1,534,131
Danaher Corp.	48,478	4,896,278
Deere & Co.	24,054	1,949,336
Delta Air Lines, Inc.	62,766	2,286,565
Dover Corp.	12,345	855,755
Dun & Bradstreet Corp.	2,845	346,635
Eaton Corp. PLC	36,799	2,198,004
Emerson Electric Co.	51,869	2,705,487
Equifax, Inc.	9,495	1,219,158
Expeditors International of Washington, Inc.	14,444	708,334
Fastenal Co.	23,042	1,022,834
FedEx Corp.	20,750	3,149,435
Flowserve Corp.	11,455	517,422
Fluor Corp.	10,956	539,912
Fortune Brands Home & Security, Inc.	12,500	724,625
General Dynamics Corp.	23,589	3,284,532
General Electric Co.	754,549	23,753,203
Honeywell International, Inc.	62,603	7,281,981
Illinois Tool Works, Inc.	26,371	2,746,803
Ingersoll-Rand PLC	21,316	1,357,403
Jacobs Engineering Group, Inc.(a)	9,657	481,015
JB Hunt Transport Services, Inc.	7,000	566,510
Kansas City Southern	8,604	775,134
L-3 Communications Holdings, Inc.	6,165	904,344
Lockheed Martin Corp.	21,349	5,298,181
Masco Corp.	25,939	802,553
Nielsen Holdings PLC	28,775	1,495,437
Norfolk Southern Corp.	23,968	2,040,396
Northrop Grumman Corp.	14,586	3,242,176
PACCAR, Inc.	27,935	1,448,988
Parker-Hannifin Corp.	10,814	1,168,453
Pentair PLC	14,491	844,680
Pitney Bowes, Inc.	18,021	320,774
Quanta Services, Inc.(a)	11,593	268,030
Raytheon Co.	24,136	3,281,289
Republic Services, Inc.	20,014	1,026,918
Robert Half International, Inc.	11,874	453,112
Rockwell Automation, Inc.	10,379	1,191,717
Rockwell Collins, Inc.	10,300	876,942
Roper Technologies, Inc.	8,035	1,370,450
Ryder System, Inc.	4,155	254,037
Snap-on, Inc.	4,572	721,553
Southwest Airlines Co.	51,227	2,008,611
Stanley Black & Decker, Inc.	12,750	1,418,055
Stericycle, Inc.(a)	6,604	687,608
Textron, Inc.	23,106	844,755

TransDigm Group, Inc.(a)	4,300	1,133,867
Tyco International PLC	35,436	1,509,574
Union Pacific Corp.	68,738	5,997,391
United Continental Holdings, Inc.(a)	28,600	1,173,744
United Parcel Service, Inc. Class B	56,055	6,038,245
United Rentals, Inc.(a)	7,100	476,410
United Technologies Corp.	63,227	6,483,929
Verisk Analytics, Inc.(a)	12,100	981,068
W.W. Grainger, Inc.	4,712	1,070,802
Waste Management, Inc.	33,204	2,200,429
Xylem, Inc.	14,134	631,083

		150,925,103

Information Technology – 19.4%
Accenture PLC Class A	50,982	5,775,751
Activision Blizzard, Inc.	40,200	1,593,126
Adobe Systems, Inc.(a)	40,313	3,861,582
Akamai Technologies, Inc.(a)	14,034	784,922
Alliance Data Systems Corp.(a)	4,704	921,608
Alphabet, Inc. Class A(a)	24,023	16,900,901
Alphabet, Inc. Class C(a)	24,045	16,641,544
Amphenol Corp. Class A	24,480	1,403,438
Analog Devices, Inc.	24,818	1,405,692
Apple, Inc.	447,164	42,748,878
Applied Materials, Inc.	90,453	2,168,158
Autodesk, Inc.(a)	17,970	972,896
Automatic Data Processing, Inc.	36,965	3,395,975
Broadcom, Ltd.	30,035	4,667,439
CA, Inc.	24,759	812,838
Cisco Systems, Inc.	406,729	11,669,055
Citrix Systems, Inc.(a)	12,578	1,007,372
Cognizant Technology Solutions Corp. Class A(a)	49,127	2,812,029
Corning, Inc.	88,950	1,821,696
CSRA, Inc.	13,232	310,026
eBay, Inc.(a)	87,158	2,040,369
Electronic Arts, Inc.(a)	24,821	1,880,439
EMC Corp.	157,674	4,284,003
F5 Networks, Inc.(a)	6,159	701,141
Facebook, Inc. Class A(a)	189,107	21,611,148
Fidelity National Information Services, Inc.	23,186	1,708,344
First Solar, Inc.(a)	6,849	332,040
Fiserv, Inc.(a)	17,942	1,950,834
FLIR Systems, Inc.	11,839	366,417
Global Payments, Inc.	12,575	897,603
Harris Corp.	9,898	825,889
Hewlett Packard Enterprise Co.	138,063	2,522,411
HP, Inc.	138,563	1,738,966
Intel Corp.	381,820	12,523,696
International Business Machines Corp.	71,447	10,844,226
Intuit, Inc.	20,626	2,302,068
Juniper Networks, Inc.	27,844	626,212
KLA-Tencor Corp.	12,673	928,297
Lam Research Corp.	12,681	1,065,965
Linear Technology Corp.	20,421	950,189
MasterCard, Inc. Class A	79,749	7,022,697
Microchip Technology, Inc.	17,006	863,225

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Information Technology – (continued)
Micron Technology, Inc.(a)	84,228	$1,158,977
Microsoft Corp.	639,777	32,737,389
Motorola Solutions, Inc.	12,428	819,875
NetApp, Inc.	22,643	556,791
NVIDIA Corp.	41,012	1,927,974
Oracle Corp.	256,870	10,513,689
Paychex, Inc.	25,431	1,513,144
PayPal Holdings, Inc.(a)	89,958	3,284,367
Qorvo, Inc.(a)	9,800	541,548
QUALCOMM, Inc.	121,485	6,507,951
Red Hat, Inc.(a)	14,330	1,040,358
salesforce.com, Inc.(a)	51,005	4,050,307
Seagate Technology PLC	22,976	559,695
Skyworks Solutions, Inc.	15,100	955,528
Symantec Corp.	49,603	1,018,846
TE Connectivity, Ltd.	29,649	1,693,254
Teradata Corp.(a)	12,813	321,222
Texas Instruments, Inc.	81,506	5,106,351
Total System Services, Inc.	13,399	711,621
VeriSign, Inc.(a)	8,020	693,409
Visa, Inc. Class A	155,140	11,506,734
Western Digital Corp.	23,706	1,120,346
Western Union Co.	42,240	810,163
Xerox Corp.	73,992	702,184
Xilinx, Inc.	20,342	938,376
Yahoo!, Inc.(a)	70,137	2,634,346

		293,085,550

Materials – 2.8%
Air Products & Chemicals, Inc.	15,607	2,216,818
Albemarle Corp.	9,100	721,721
Alcoa, Inc.	111,089	1,029,795
Avery Dennison Corp.	7,818	584,395
Ball Corp.	11,258	813,841
CF Industries Holdings, Inc.	19,730	475,493
Dow Chemical Co.	90,590	4,503,229
E.I. du Pont de Nemours & Co.	70,694	4,580,971
Eastman Chemical Co.	12,072	819,689
Ecolab, Inc.	21,365	2,533,889
FMC Corp.	10,522	487,274
Freeport-McMoRan, Inc.	103,064	1,148,133
International Flavors & Fragrances, Inc.	6,480	816,934
International Paper Co.	32,508	1,377,689
LyondellBasell Industries NV Class A	27,752	2,065,304
Martin Marietta Materials, Inc.	5,455	1,047,360
Monsanto Co.	35,494	3,670,435
Mosaic Co.	27,716	725,605
Newmont Mining Corp.	44,073	1,724,136
Nucor Corp.	26,606	1,314,602
Owens-Illinois, Inc.(a)	13,263	238,867
PPG Industries, Inc.	21,488	2,237,975
Praxair, Inc.	22,900	2,573,731
Sealed Air Corp.	15,169	697,319
Sherwin-Williams Co.	6,287	1,846,303
Vulcan Materials Co.	10,490	1,262,576
WestRock Co.	21,748	845,345

		42,359,429

Telecommunication Services – 2.9%
AT&T, Inc.	503,518	21,757,013
CenturyLink, Inc.	43,173	1,252,449
Frontier Communications Corp.	91,638	452,691
Level 3 Communications, Inc.(a)	23,100	1,189,419
Verizon Communications, Inc.	333,651	18,631,072

		43,282,644

Utilities – 3.6%
AES Corp.	57,259	714,592
AGL Resources, Inc.	10,502	692,817
Alliant Energy Corp.	18,500	734,450
Ameren Corp.	21,056	1,128,180
American Electric Power Co., Inc.	39,543	2,771,569
American Water Works Co., Inc.	14,200	1,200,042
CenterPoint Energy, Inc.	38,135	915,240
CMS Energy Corp.	22,101	1,013,552
Consolidated Edison, Inc.	23,500	1,890,340
Dominion Resources, Inc.	51,168	3,987,522
DTE Energy Co.	14,239	1,411,370
Duke Energy Corp.	55,791	4,786,310
Edison International	26,005	2,019,808
Entergy Corp.	14,200	1,155,170
Eversource Energy	26,543	1,589,926
Exelon Corp.	74,059	2,692,785
FirstEnergy Corp.	35,129	1,226,353
NextEra Energy, Inc.	37,357	4,871,353
NiSource, Inc.	27,678	734,021
NRG Energy, Inc.	30,098	451,169
PG&E Corp.	39,612	2,531,999
Pinnacle West Capital Corp.	8,756	709,761
PPL Corp.	53,956	2,036,839
Public Service Enterprise Group, Inc.	40,536	1,889,383
SCANA Corp.	11,501	870,166
Sempra Energy	18,924	2,157,715
Southern Co.	77,884	4,176,919
TECO Energy, Inc.	18,350	507,194
WEC Energy Group, Inc.	25,087	1,638,181
Xcel Energy, Inc.	40,500	1,813,590

		54,318,316

TOTAL COMMON STOCKS (Cost $582,791,884)		1,484,063,880

SHORT-TERM INVESTMENTS – 1.9%
MONEY MARKET FUND – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(c)(d)	23,918,843	23,918,843

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT SECURITY – 0.3%
Treasury Bill, 0.01%, 09/08/2016(e)(f)	$3,860,000	$3,856,671

TOTAL SHORT-TERM INVESTMENTS (Cost $27,775,514)		27,775,514

TOTAL INVESTMENTS – 100.0% (Cost $610,567,398)		1,511,839,394
Other Assets in Excess of Liabilities – 0.0%		481,286

NET ASSETS – 100.0%		$1,512,320,680

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2016.

(e)	Rate represents annualized yield at date of purchase.

(f)	All or part of this security has been designated as collateral for futures contracts.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$183,337,444	$–	$–	$183,337,444
Consumer Staples	156,628,435	–	–	156,628,435
Energy	109,612,899	–	–	109,612,899
Financials	233,117,798	–	–	233,117,798
Health Care	217,396,262	–	–	217,396,262
Industrials	150,925,103	–	–	150,925,103
Information Technology	293,085,550	–	–	293,085,550
Materials	42,359,429	–	–	42,359,429
Telecommunication Services	43,282,644	–	–	43,282,644
Utilities	54,318,316	–	–	54,318,316
Short-Term Investments
Money Market Fund	23,918,843	–	–	23,918,843
U.S. Government Security	–	3,856,671	–	3,856,671

Total Investments	$1,507,982,723	$3,856,671	$–	$1,511,839,394

Other Financial Instruments:(a)
Futures Contracts(b)	413,892	–	–	413,892

Total Investments and Other Financial Instruments	$1,508,396,615	$3,856,671	$–	$1,512,253,286

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

(b)	Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilites.

At June 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)	09/16/2016	245	$25,604,950	$413,892

During the period ended June 30, 2016, average notional value related to futures contracts was $36,710,344 or 2% of net assets.

See accompanying notes to financial statements.

7

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

June 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/15	Value at 12/31/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	34,247	$2,272,631	2,400	4,500	32,147	$1,733,366	$23,390	$(36,928)
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	149,090,729	158,139,473	23,918,843	23,918,843	33,676	–

See accompanying notes to financial statements.

8

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets
Investments in unaffiliated issuers, at value (Note 2)	$1,486,187,185
Investments in affiliated issuers, at value (Note 2)	25,652,209

Total Investments	1,511,839,394
Cash at broker	1,029,000
Cash	11,427
Dividends receivable – unaffiliated issuers (Note 2)	1,654,627
Dividends receivable – affiliated issuers (Note 2)	16,181
Receivable from Investment Adviser (Note 4)	8,250

Total assets	1,514,558,879

Liabilities
Payable for investments purchased	1,456,240
Payable to broker – variation margin on open futures contracts	742,357
Advisory fee payable (Note 4)	39,602

Total liabilities	2,238,199

Net Assets	$1,512,320,680

Cost of Investments:
Investments in unaffiliated issuers	$585,660,412
Investments in affiliated issuers	24,906,986

Total cost of investments	$610,567,398

See accompanying notes to financial statements.

9

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Interest income – unaffiliated issuers	$5,600
Dividend income – unaffiliated issuers (net of foreign taxes withheld $55,779) (Note 2)	17,194,612
Dividend income – affiliated issuers (Note 2)	57,066

Total Investment income (Loss)	17,257,278

Expenses
Advisory fee (Note 4)	343,516
Other expenses	120

Total Expenses	343,636

Expenses waived/reimbursed by the Adviser (Note 4)	(25,975)

Net Expenses	317,661

Net Investment Income (Loss)	16,939,617

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	50,676,096
Investment transactions – affiliated issuers	(36,928)
Futures contracts	1,567,751

Net realized gain (loss)	52,206,919

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers	(10,473,492)
Investment transactions – affiliated issuers	745,223
Futures contracts	63,657

Net change in unrealized appreciation/depreciation	(9,664,612)

Net realized and unrealized gain (loss)	42,542,307

Net Increase (Decrease) in Net Assets from Operations	$59,481,924

See accompanying notes to financial statements.

10

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$16,939,617	$54,312,342
Net realized gain (loss)	52,206,919	587,220,571
Net change in unrealized appreciation/depreciation	(9,664,612)	(590,185,467)

Net increase (decrease) in net assets resulting from operations	59,481,924	51,347,446

Capital Transactions:
In-kind redemptions (Note 7)	–	(1,189,904,577)
Contributions	82,466,953	240,295,137
Withdrawals	(231,226,629)	(369,462,446)

Net increase (decrease) in net assets from capital transactions	(148,759,676)	(1,319,071,886)

Net increase (decrease) in net assets during the period	(89,277,752)	(1,267,724,440)

Net assets at beginning of period	1,601,598,432	2,869,322,872

Net Assets at End of Period	$1,512,320,680	$1,601,598,432

See accompanying notes to financial statements.

11

State Street Master Funds

State Street Equity 500 Index Portfolio

Financial Highlights

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,512,321		$1,601,598	$2,869,323		$2,739,594		$2,055,241		$1,825,528
Ratios to average net assets:
Total expenses	0.05	%(a)	0.05%	0.05%		0.05%		0.05%		0.05%
Net expenses	0.04	%(a)	0.05%	0.05%		0.05%		0.05%		0.05%
Net investment income (loss)	2.22	%(a)	2.00%	1.98%		2.05%		2.26%		2.04%
Portfolio turnover rate	6%		7%	2	%(b)	4	%(b)	9	%(b)	15	%(b)
Total return(c)	3.78%		1.41%	13.62%		32.30%		15.97%		2.03%

(a)	Annualized

(b)	The portfolio turnover rate excludes in-kind security transactions (Note 7).

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

12

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on July 27, 1999. The Trust consists of six (6) investment portfolios. Financial statements herein relate only to the State Street Equity 500 Index Portfolio (the “Portfolio”) which commenced operations on March 1, 2000.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

13

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying benchmarks. Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical asset or liability (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

14

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no material transfers between levels for the period ended June 30, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the State Street Master Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2016, the Portfolio entered into futures contracts for cash equalization and return enhancement.

15

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

The following tables summarize the value of the Portfolio’s derivative instruments as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives(a)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	—	—	—	413,892	—	413,892

(a)	Schedule of Investments: Unrealized appreciation on open futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

Net Realized Gain (Loss)(a)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	—	—	—	1,567,751	—	1,567,751

(a)	Statement of Operations location: Net realized gain (loss) on: Futures contracts.

Net Change in Unrealized Appreciation (Depreciation)(a)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	—	—	—	63,657	—	63,657

(a)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

4.	Fees and Transactions with Affiliates

Advisory Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

16

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

During the period ended June 30, 2016, SSGA FM voluntarily agreed to waive fees of $25,975.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.05% of the Portfolio’s average daily net assets.

Other Transactions with Affiliates

The Portfolios may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of a Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2016 are disclosed in the applicable Schedules of Investments.

5.	Investment Transactions

For the six months ended June 30, 2016, purchases and sales of investment securities (excluding shortterm investments) were $110,692,400 and $356,730,892, respectively.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	In-Kind Redemptions

On October 30, 2015, five hundred and three (503) securities totaling $1,164,494,980 at market value and $25,409,597 in cash were transferred by way of an in-kind distribution of 41.53% of the net assets of the Portfolio and realized gains of $511,603,703. The transfer is disclosed on the Statement of Changes in Net Assets.

8.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken

17

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2016 (Unaudited)

on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of the Portfolio based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$610,567,398	$919,516,330	$18,244,334	$901,271,996

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires in October 2016 unless extended or renewed. Prior to October 14, 2015, the participants could borrow up to $300 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The Portfolio had no outstanding loans during the period ended June 30, 2016.

10.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)

State Street Equity 500 Index Portfolio	0.04%	$1,037.80	$0.20	$1,024.70	$0.20

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

19

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)

State Street Equity 500 Index Portfolio	0.04%	$1,037.80	$0.20	$1,024.70	$0.20

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

20

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

June 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

21

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITEQSAR IBG-20870

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-997-7327. Please read the offering document carefully before investing in the Portfolio.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Board of Trustees previously approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 2, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 2, 2016